As filed with the Securities and Exchange Commission on January 29, 2018

UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF
REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-00582

NEUBERGER BERMAN EQUITY FUNDS
(Exact Name of Registrant as Specified in Charter)
c/o Neuberger Berman Investment Advisers LLC
1290 Avenue of the Americas
New York, New York 10104-0002
(Address of Principal Executive Offices – Zip Code)

Registrant's telephone number, including area code: (212) 476-8800

Robert Conti, Chief Executive Officer and President
Neuberger Berman Equity Funds
c/o Neuberger Berman Investment Advisers LLC
1290 Avenue of the Americas
New York, New York 10104-0002

Arthur C. Delibert, Esq.
K&L Gates LLP
1601 K Street, N.W.
Washington, D.C. 20006-1600
(Names and Addresses of Agents for Service)

Date of fiscal year end: August 31

Date of reporting period: November 30, 2017

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of their first and third fiscal quarters, pursuant to Rule 30b1-5 under the Investment Company Act of 1940 (“1940 Act”) (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 100 F Street, NE, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Schedules of Investments.

Schedule of Investments Dividend Growth Fund
(Unaudited) November 30, 2017

Number of Shares		Value† (000's)
Common Stocks 90.4%

Aerospace & Defense 3.2%
General Dynamics Corp.	3,375	$699
Raytheon Co.	4,350	832
		1,531
Auto Components 3.1%
Delphi Automotive PLC	14,000	1,465

Banks 9.6%
Citigroup, Inc.	11,200	846
Citizens Financial Group, Inc.	20,100	818
Comerica, Inc.	9,000	750
FNB Corp.	48,300	685
JPMorgan Chase & Co.	8,150	852
PNC Financial Services Group, Inc.	4,400	618
		4,569
Biotechnology 1.8%
Gilead Sciences, Inc.	11,200	837

Building Products 1.7%
Johnson Controls International PLC	21,900	824

Capital Markets 1.6%
State Street Corp.	7,700	734

Communications Equipment 1.3%
Cisco Systems, Inc.	16,050	599

Consumer Finance 1.5%
Synchrony Financial	19,575	703

Containers & Packaging 1.3%
Packaging Corp. of America	5,200	617

Electric Utilities 1.4%
Exelon Corp.	15,250	636

Energy Equipment & Services 1.7%
Schlumberger Ltd.	12,600	792

Equity Real Estate Investment Trusts 3.0%
American Tower Corp.	4,300	619
Outfront Media, Inc.	34,300	805
		1,424
Food & Staples Retailing 2.1%
Wal-Mart Stores, Inc.	10,400	1,011

Food Products 3.7%
Bunge Ltd.	13,350	893
Mondelez International, Inc. Class A	20,250	870
		1,763
Hotels, Restaurants & Leisure 3.1%
Carnival Corp.	10,400	683
MGM Resorts International	23,600	805
		1,488
Number of Shares		Value† (000's)
Industrial Conglomerates 1.9%
Honeywell International, Inc.	5,800	$905

Insurance 3.0%
Aon PLC	5,750	806
Hartford Financial Services Group, Inc.	10,700	615
		1,421
IT Services 4.6%
Automatic Data Processing, Inc.	5,975	684
InterXion Holding NV *	12,900	745
Leidos Holdings, Inc.	11,900	756
		2,185
Machinery 1.6%
Caterpillar, Inc.	5,400	762

Media 6.4%
CBS Corp. Class B	27,200	1,525
Comcast Corp. Class A	19,050	715
Interpublic Group of Cos., Inc.	39,100	773
		3,013
Metals & Mining 5.3%
Lundin Mining Corp.	104,250	608
Rio Tinto PLC ADR	22,500	1,078
Royal Gold, Inc.	10,100	835
		2,521
Oil, Gas & Consumable Fuels 7.0%
Devon Energy Corp.	23,400	901
EOG Resources, Inc.	7,250	742
Occidental Petroleum Corp.	11,700	825
Suncor Energy, Inc.	24,250	843
		3,311
Pharmaceuticals 2.8%
Bristol-Myers Squibb Co.	11,900	752
Eli Lilly & Co.	7,000	592
		1,344
Road & Rail 1.9%
CSX Corp.	16,250	906

Semiconductors & Semiconductor Equipment 4.0%
Applied Materials, Inc.	9,100	480
Maxim Integrated Products, Inc.	16,050	840
QUALCOMM, Inc.	8,800	584
		1,904
Software 3.6%
Microsoft Corp.	9,850	829
Oracle Corp.	18,200	893
		1,722
Specialty Retail 1.3%
Williams-Sonoma, Inc.	12,300	629
Number of Shares		Value† (000's)
Technology Hardware, Storage & Peripherals 3.5%
Apple, Inc.	5,575	$958
Western Digital Corp.	8,950	706
		1,664

Textiles, Apparel & Luxury Goods 1.5%
Tapestry, Inc.	16,750	698

Tobacco 1.9%
British American Tobacco PLC	14,300	907

Total Common Stocks (Cost $36,100)		42,885

Preferred Stock 1.5%

Pharmaceuticals 1.5%
Allergan PLC, Ser. A, 5.50% (Cost $854)	1,170	728

Short-Term Investment 8.1%

Investment Company 8.1%
State Street Institutional Treasury Money Market Fund Premier Class, 1.02% (a) (Cost $3,836)	3,835,792	3,836

Total Investments 100.0% (Cost $40,790)		47,449
Other Assets Less Liabilities (b) 0.0%		13

Net Assets 100.0%		$47,462

*	Non-income producing security.
(a)	Represents 7-day effective yield as of November 30, 2017.
(b)	Represents less than 0.05% of net assets.

See Notes to Schedule of Investments

Schedule of Investments Dividend Growth Fund
(Unaudited) (cont’d)

The following is a summary, categorized by Level (see Notes to Schedule of Investments), of inputs used to value the Fund's investments as of November 30, 2017:

Asset Valuation Inputs
(000's omitted)	Level 1	Level 2	Level 3	Total
Investments:
Common Stocks(a)	$42,885	$—	$—	$42,885
Preferred Stock(a)	728	—	—	728
Short-Term Investment	—	3,836	—	3,836
Total Investments	$43,613	$3,836	$—	$47,449

(a)	The Schedule of Investments provides information on the industry categorization for the portfolio.

 As of the period ended November 30, 2017, no securities were transferred from one level (as of August 31, 2017) to another.

See Notes to Schedule of Investments

Schedule of Investments Emerging Markets Equity Fund
(Unaudited) November 30, 2017

Number of Shares		Value† (000's)
Common Stocks 94.6%

Brazil 6.7%
Atacadao Distribuicao Comercio e Industria Ltda *	1,936,800	$8,987
B3 SA - Brasil Bolsa Balcao	1,839,200	13,058
Cielo SA	700,929	4,903
Energisa SA	1,622,656	12,551
Hypermarcas SA	807,000	8,099
Itau Unibanco Holding SA, Preference Shares	1,219,067	15,369
Kroton Educacional SA	1,190,500	6,590
		69,557
Chile 0.8%
SACI Falabella	1,033,995	8,737

China 24.6%
Alibaba Group Holding Ltd. ADR *	77,300	13,688
Baidu, Inc. ADR *	81,100	19,349
Beijing Enterprises Holdings Ltd.	1,302,400	7,529
Changyou.com Ltd. ADR *	167,700	6,118
China Everbright International Ltd.	10,003,900	13,456
China Medical System Holdings Ltd.	4,421,800	9,278
China Mobile Ltd.	1,396,000	14,201
China State Construction International Holdings Ltd.	4,583,900	5,967
CNOOC Ltd.	5,788,600	7,939
Industrial & Commercial Bank of China Ltd., H Shares	24,827,400	19,419
PICC Property & Casualty Co. Ltd., H Shares	4,176,500	7,956
Ping An Insurance Group Co. of China Ltd., H Shares	2,780,500	27,591
Sunny Optical Technology Group Co. Ltd.	1,371,400	23,062
Tencent Holdings Ltd.	1,129,400	57,827
Vipshop Holdings Ltd. ADR *	828,093	6,815
Zhuzhou CRRC Times Electric Co. Ltd., H Shares	1,624,600	9,368
ZTO Express Cayman, Inc. ADR *	312,209	5,014
		254,577
Czech Republic 0.8%
Komercni Banka A/S	187,535	7,860

Hong Kong 3.5%
ASM Pacific Technology Ltd.	816,800	11,797
Number of Shares		Value† (000's)
Galaxy Entertainment Group Ltd.	785,200	$5,687
Haier Electronics Group Co. Ltd. *	1,859,200	5,016
Sino Biopharmaceutical Ltd.	10,474,800	13,772
		36,272
India 8.6%
Cummins India Ltd.	637,443	8,574
Dabur India Ltd.	1,625,159	8,733
Dewan Housing Finance Corp. Ltd.	669,878	6,435
Glenmark Pharmaceuticals Ltd.	479,920	4,208
HDFC Bank Ltd. ADR	98,000	9,516
Housing Development Finance Corp. Ltd.	407,373	10,561
ICICI Bank Ltd.	1,586,172	7,617
ITC Ltd.	996,905	3,956
Parag Milk Foods Ltd. (a)	630,579	2,360
Power Grid Corp. of India Ltd.	2,939,899	9,423
Prestige Estates Projects Ltd.	985,648	5,207
SH Kelkar & Co. Ltd. (a)	706,370	2,805
Vedanta Ltd.	2,088,765	9,570
		88,965
Indonesia 1.3%
PT Bank Negara Indonesia Persero Tbk	10,402,900	6,230
PT Matahari Department Store Tbk	4,865,400	3,825
PT Sumber Alfaria Trijaya Tbk	56,636,000	2,890
		12,945
Jordan 0.2%
Hikma Pharmaceuticals PLC	135,835	1,892

Korea 17.2%
Amorepacific Corp.	7,085	2,012
Com2uS Corp.	64,601	7,474
Coway Co. Ltd.	167,740	14,782
Hankook Tire Co. Ltd.	47,007	2,324
Hyundai Motor Co.	23,932	3,632
Kangwon Land, Inc.	265,860	9,084
Korea Aerospace Industries Ltd.	234,145	10,797
LG Chem Ltd.	42,410	16,338
Mando Corp.	42,200	12,874
NAVER Corp.	11,425	8,443
Orion Corp. *	87,745	9,232
Samsung Electronics Co. Ltd.	20,855	49,081
SFA Engineering Corp.	233,549	8,807
SK Hynix, Inc.	324,883	23,156
		178,036
Number of Shares		Value† (000's)
Malaysia 0.7%
Inari Amertron Bhd	9,170,850	$7,278

Mexico 3.7%
Fomento Economico Mexicano SAB de CV	1,034,000	9,317
Grupo Financiero Banorte SAB de CV, O Shares	1,161,448	6,822
Grupo GICSA SA de CV *	5,424,500	2,920
Grupo Mexico SAB de CV Series B	1,952,453	6,108
Infraestructura Energetica Nova SAB de CV	1,466,600	8,019
Unifin Financiera SAPI de CV	1,540,400	5,041
		38,227
Peru 0.8%
Credicorp Ltd.	38,800	8,188

Philippines 1.6%
Ayala Corp.	237,955	4,853
GT Capital Holdings, Inc.	149,115	3,416
Metropolitan Bank & Trust Co.	2,980,020	5,688
Pilipinas Shell Petroleum Corp.	2,076,350	2,407
		16,364
Poland 2.2%
Dino Polska SA *(a)	594,472	12,268
PLAY Communications SA *(a)	1,037,444	10,617
		22,885
Russia 3.5%
Detsky Mir PJSC (a)(b)	2,548,552	4,743
LUKOIL PJSC ADR	12,760	714
LUKOIL PJSC ADR	198,230	11,012
Sberbank of Russia PJSC(b)	1,959,260	7,519
X5 Retail Group NV GDR *	339,980	12,613
		36,601
South Africa 6.2%
Bid Corp. Ltd.	389,614	8,381
FirstRand Ltd.	2,418,055	9,935
JSE Ltd.	662,695	6,470
Life Healthcare Group Holdings Ltd.	4,356,058	8,293
Naspers Ltd., N Shares	83,115	22,348
Sasol Ltd.	295,200	9,255
		64,682
Taiwan, Province of China 9.7%
Accton Technology Corp.	2,235,600	8,240
Advanced Ceramic X Corp.	324,500	3,877
Delta Electronics, Inc.	1,576,200	7,213
Elite Advanced Laser Corp.	1,380,880	6,069

See Notes to Schedule of Investments

Schedule of Investments Emerging Markets Equity Fund
(Unaudited) (cont'd)

Number of Shares		Value† (000's)

Elite Material Co. Ltd.	2,189,100	$8,379
eMemory Technology, Inc.	448,400	5,920
Hu Lane Associate, Inc.	527,000	2,721
Kingpak Technology, Inc.	412,048	3,091
MediaTek, Inc.	879,200	9,635
Parade Technologies Ltd.	653,400	12,372
Taiwan Semiconductor Manufacturing Co. Ltd.	4,349,839	32,857
		100,374
Thailand 0.8%
CP ALL PCL (b)	3,664,700	8,191

Turkey 1.7%
Akbank TAS	1,301,795	2,989
Mavi Giyim Sanayi Ve Ticaret A/S Class B *(a)	320,440	4,325
Tofas Turk Otomobil Fabrikasi A/S	730,385	5,819
Ulker Biskuvi Sanayi A/S	1,025,830	4,762
		17,895

Total Common Stocks (Cost $752,470)		979,526

Short-Term Investment 5.8%

Investment Company 5.8%
State Street Institutional Treasury Money Market Fund Premier Class, 1.02% (c) (Cost $59,966)	59,965,936	59,966

Total Investments 100.4% (Cost $812,436)		1,039,492

Liabilities Less Other Assets (0.4)%		(4,623)

Net Assets 100.0%		$1,034,869

*	Non-income producing security.
(a)
Securities were purchased under Rule 144A of the Securities Act of 1933, as amended (the "1933 Act"), or are otherwise restricted and, unless registered under the 1933 Act or exempted from registration, may only be sold to qualified institutional investors or may have other restrictions on resale. At November 30, 2017, these securities amounted to approximately $37,118,000, which represents 3.6% of net assets of the Fund. These securities have been deemed by the investment manager to be liquid.

(b)
Security fair valued as of November 30, 2017 in accordance with procedures approved by the Board of Trustees (the "Board"). Total value of all such securities at November 30, 2017  amounted to approximately $20,453,000 , which represents 2.0% of net assets of the Fund.

(c)	Represents 7-day effective yield as of November 30, 2017.

See Notes to Schedule of Investments

Schedule of Investments Emerging Markets Equity Fund
(Unaudited) (cont’d)

POSITIONS BY INDUSTRY

Industry	Investments at Value† (000's omitted)	Percentage of Net Assets
Semiconductors & Semiconductor Equipment	$101,806	9.8%
Internet Software & Services	99,307	9.6%
Banks	97,217	9.4%
Electronic Equipment, Instruments & Components	57,830	5.6%
Food & Staples Retailing	53,330	5.2%
Technology Hardware, Storage & Peripherals	49,081	4.8%
Pharmaceuticals	37,249	3.6%
Insurance	35,547	3.4%
Chemicals	28,398	2.7%
Wireless Telecommunication Services	24,818	2.4%
Media	22,348	2.2%
Oil, Gas & Consumable Fuels	22,072	2.1%
Electric Utilities	21,974	2.1%
Household Durables	19,798	1.9%
Capital Markets	19,528	1.9%
Diversified Financial Services	18,204	1.8%
Auto Components	17,919	1.7%
Thrifts & Mortgage Finance	16,996	1.6%
Food Products	16,354	1.6%
Metals & Mining	15,678	1.5%
Hotels, Restaurants & Leisure	14,771	1.4%
Software	13,592	1.3%
Commercial Services & Supplies	13,456	1.3%
Multiline Retail	12,562	1.2%
Communications Equipment	12,117	1.2%
Aerospace & Defense	10,797	1.0%
Personal Products	10,745	1.0%
Automobiles	9,451	0.9%
Electrical Equipment	9,368	0.9%
Beverages	9,317	0.9%
Machinery	8,574	0.8%
Health Care Providers & Services	8,293	0.8%
Real Estate Management & Development	8,127	0.8%
Gas Utilities	8,019	0.8%
Industrial Conglomerates	7,529	0.7%
Internet & Direct Marketing Retail	6,815	0.7%
Diversified Consumer Services	6,590	0.6%
Construction & Engineering	5,967	0.6%
Consumer Finance	5,041	0.5%
Air Freight & Logistics	5,014	0.5%
IT Services	4,903	0.5%
Specialty Retail	4,743	0.5%
Textiles, Apparel & Luxury Goods	4,325	0.4%
Tobacco	3,956	0.4%
Short-Term Investments and Other Assets-Net	55,343	5.4%
	$1,034,869	100.0%

See Notes to Schedule of Investments

The following is a summary, categorized by Level (see Notes to Schedule of Investments), of inputs used to value the Fund's investments as of November 30, 2017:

Asset Valuation Inputs
(000's omitted)	Level 1	Level 2	Level 3	Total
Investments:
Common Stocks
China	$50,984	$203,593	$—	$254,577
Hong Kong	—	36,272	—	36,272
India	25,010	63,955	—	88,965
Indonesia	6,230	6,715	—	12,945
Korea	33,500	144,536	—	178,036
Malaysia	—	7,278	—	7,278
Philippines	—	16,364	—	16,364
Russia	24,339	12,262	—	36,601
Taiwan, Province of China	5,920	94,454	—	100,374
Thailand	—	8,191	—	8,191
Other Common Stocks(a)	239,923	—	—	239,923
Total Common Stocks	385,906	593,620	—	979,526
Short-Term Investment	—	59,966	—	59,966
Total Investments	$385,906	$653,586	$—	$1,039,492

(a)	The Schedule of Investments provides a geographic categorization as well as a Positions by Industry summary.

As of the period ended November 30, 2017, certain securities were transferred from one level (as of August 31, 2017) to another. Based on beginning of period market values as of September 1, 2017, approximately $456,978,000 was transferred from Level 1 to Level 2. These securities were categorized as Level 2 as of November 30, 2017, due to the use of Interactive Data Pricing and Reference Data LLC (“Interactive”) adjusted prices, as stated in the description of the valuation methods of foreign equity securities in Note † of the Notes to Schedule of Investments or due to foreign exchanges having been closed and, therefore, no prices having been readily available for the securities as of that date.

See Notes to Schedule of Investments

Schedule of Investments Equity Income Fund
(Unaudited) November 30, 2017

Number of Shares		Value† (000's)
Common Stocks 90.4%

Aerospace & Defense 2.3%
Lockheed Martin Corp.	125,230	$39,963

Banks 8.8%
First Hawaiian, Inc.	847,200	24,798
FNB Corp.	1,150,000	16,318
JPMorgan Chase & Co. (a)	411,100	42,968
PNC Financial Services Group, Inc.	164,700	23,150
Umpqua Holdings Corp.	2,008,000	44,397
		151,631
Biotechnology 2.0%
Gilead Sciences, Inc.	459,100	34,332

Capital Markets 0.8%
Virtu Financial, Inc. Class A	804,150	13,108

Chemicals 1.2%
Agrium, Inc.	177,400	19,503
Umicore SA	44,118	2,059
		21,562
Communications Equipment 1.2%
Cisco Systems, Inc. (a)	539,500	20,123

Containers & Packaging 1.0%
International Paper Co. (a)	296,200	16,768

Electric Utilities 5.0%
Exelon Corp.	954,000	39,791
NextEra Energy, Inc.	290,500	45,911
		85,702
Energy Equipment & Services 2.0%
Helmerich & Payne, Inc.	578,600	33,894

Equity Real Estate Investment Trusts 19.0%
Alexandria Real Estate Equities, Inc.	148,000	18,805
CoreSite Realty Corp.	224,400	25,465
Crown Castle International Corp.	243,900	27,561
DCT Industrial Trust, Inc.	549,200	33,029
Douglas Emmett, Inc.	742,600	29,934
Easterly Government Properties, Inc.	221,500	4,693
Equinix, Inc. (a)	66,700	30,981
Host Hotels & Resorts, Inc.	1,406,000	27,825
Iron Mountain, Inc.	888,500	36,313
Outfront Media, Inc.	700,000	16,422
Physicians Realty Trust	956,000	17,084
Prologis, Inc.	348,300	23,068
Weyerhaeuser Co.	1,065,100	37,683
		328,863
Food & Staples Retailing 3.5%
CVS Health Corp.	230,000	17,618
Number of Shares		Value† (000's
Wal-Mart Stores, Inc.	450,000	$43,754
		61,372
Food Products 1.1%
Bunge Ltd.	274,300	18,353

Household Products 1.9%
Procter & Gamble Co. (a)	364,600	32,810

Industrial Conglomerates 1.6%
Siemens AG	198,000	26,913

IT Services 1.7%
Paychex, Inc.	424,400	28,566

Media 1.4%
Interpublic Group of Cos., Inc.	1,257,000	24,864

Metals & Mining 2.5%
Rio Tinto PLC ADR	906,350	43,414

Mortgage Real Estate Investment 2.3%
Blackstone Mortgage Trust, Inc. Class A	648,900	21,232
Starwood Property Trust, Inc.	892,300	19,345
		40,577
Multi-Utilities 8.8%
Ameren Corp.	415,000	26,543
Black Hills Corp.	166,847	9,762
DTE Energy Co.	360,100	41,617
NiSource, Inc.	1,415,400	38,966
Sempra Energy	146,600	17,737
WEC Energy Group, Inc.	259,800	18,054
		152,679
Oil, Gas & Consumable Fuels 6.7%
ONEOK, Inc.	483,700	25,104
Pembina Pipeline Corp.	510,000	17,761
Suncor Energy, Inc.	1,335,300	46,415
TOTAL SA	457,000	25,786
		115,066
Pharmaceuticals 2.9%
Eli Lilly & Co.	210,200	17,791
Johnson & Johnson	229,100	31,921
		49,712
Road & Rail 2.1%
Norfolk Southern Corp.	68,000	9,427
Union Pacific Corp.	216,700	27,412
		36,839
Semiconductors & Semiconductor Equipment 4.7%
Maxim Integrated Products, Inc.	655,700	34,313
QUALCOMM, Inc.	270,000	17,912
Taiwan Semiconductor Manufacturing Co. Ltd. ADR	740,000	29,304
		81,529
Number of Shares		Value† (000's)
Software 2.1%
Microsoft Corp. (a)	436,100	$36,707

Specialty Retail 1.5%
Williams-Sonoma, Inc.	497,926	25,474

Technology Hardware, Storage & Peripherals 1.3%
Western Digital Corp. (a)	277,600	21,892

Transportation Infrastructure 1.0%
Sydney Airport	3,179,137	17,881

Total Common Stocks (Cost $1,229,917)		1,560,594

Preferred Stocks 0.5%

Equity Real Estate Investment Trust 0.3%
Farmland Partners, Inc., Ser. B, 6.00% (b)	218,000	5,744

Oil, Gas & Consumable Fuel 0.2%
El Paso Energy Capital Trust I, 4.75%	63,465	3,048

Total Preferred Stocks (Cost $8,038)		8,792

Principal Amount
Convertible Bonds 6.3%

Communications Equipment 0.2%
Finisar Corp., 0.50%, due 12/15/36(c)	$2,685,000	2,477

Equity Real Estate Investment Trusts 2.3%
IH Merger Sub LLC, 3.50%, due 1/15/22(c)	2,600,000	2,979
Extra Space Storage LP, 3.13%, due 10/1/35(c)	33,260,000	36,752
		39,731
Health Care Providers & Services 0.1%
Teladoc, Inc., 3.00%, due 12/15/22(c)	1,800,000	2,061

Independent Power and Renewable Electricity Producers 0.9%
NextEra Energy Partners L.P., 1.50%, due 9/15/20(c)	16,535,000	16,080

Internet & Direct Marketing Retail 0.7%
Liberty Expedia Holdings, Inc., 1.00%, due 6/30/47(c)	3,615,000	3,637
Priceline Group, Inc., 0.90%, due 9/15/21	7,400,000	8,385
		12,022
Internet Software & Services 0.6%
LinkedIn Corp., 0.50%, due 11/1/19	8,600,000	8,568

See Notes to Schedule of Investments

Schedule of Investments Equity Income Fund
(Unaudited) (cont’d)

Principal Amount		Value (000's)
Zillow Group, Inc., 2.00%, due 12/1/21(c)	$1,740,000	$1,893
		10,461
Oil, Gas & Consumable Fuel 0.5%
Golar LNG Ltd., 2.75%, due 2/15/22(c)	8,950,000	8,704

Semiconductors & Semiconductor Equipment 0.2%
Cypress Semiconductor Corp., 2.00%, due 2/1/23(c)	1,375,000	1,427
Rambus, Inc., 1.38%, due 2/1/23(c)	1,378,000	1,394
		2,821
Software 0.8%
Nice Systems, Inc., 1.25%, due 1/15/24(c)	4,331,000	5,154
Verint Systems, Inc., 1.50%, due 6/1/21	8,700,000	8,575
		13,729
Total Convertible Bonds (Cost $101,565)		108,086

	Number of Shares
Short-Term Investment 2.1%

Investment Company 2.1%
State Street Institutional Treasury Money Market Fund Premier Class, 1.02% (d)(e) (Cost $37,136)	37,135,969	37,136

Total Investments 99.3% (Cost $1,376,656)		1,714,608

Other Assets Less Liabilities (f) 0.7%		12,276

Net Assets 100.0%		$1,726,884

(a)	All or a portion of the security is pledged as collateral for options written.
(b)
Step Security. Coupon rate is a fixed rate for an initial period that either resets at a specific date or may reset in the future contingent upon a predetermined trigger. The rate shown was the current rate as of November 30, 2017.

(c)
Securities were purchased under Rule 144A of the Securities Act of 1933, as amended (the “1933 Act”), or are otherwise restricted and, unless registered under the 1933 Act or exempted from registration, may only be sold to qualified institutional investors or may have other restrictions on resale. At November 30, 2017, these securities amounted to approximately $82,558,000, which represents 4.8% of net assets of the Fund. These securities have been deemed by the investment manager to be liquid.

(d)	Represents 7-day effective yield as of November 30, 2017.
(e)	All or a portion of this security is segregated in connection with obligations for options written with a total value of approximately $37,136,000.
(f)	Includes the impact of the Fund's open positions in derivatives at November 30, 2017.

See Notes to Schedule of Investments

Schedule of Investments Equity Income Fund
(Unaudited) (cont’d)

Derivative Instruments

Written option contracts ("options written")

At November 30, 2017, the Fund had outstanding options written as follows:

Description	Number of Contracts	Notional Amount	Exercise Price	Expiration Date	Value
Calls

Aerospace & Defense
Lockheed Martin Corp.	12	$(382,944)	$305	12/15/2017	$(18,420)
Lockheed Martin Corp.	100	(3,191,200)	310	1/19/2018	(128,000)
Lockheed Martin Corp.	100	(3,191,200)	320	1/19/2018	(60,000)
Lockheed Martin Corp.	100	(3,191,200)	330	3/16/2018	(57,000)
					(263,420)
Banks
JPMorgan Chase & Co.	250	(2,613,000)	105	3/16/2018	(107,500)
JPMorgan Chase & Co.	250	(2,613,000)	110	6/15/2018	(93,125)
PNC Financial Services Group, Inc.	150	(2,108,400)	150	5/18/2018	(53,250)
PNC Financial Services Group, Inc.	150	(2,108,400)	155	5/18/2018	(33,375)
Umpqua Holdings Corp.	400	(884,400)	22.5	3/16/2018	(30,000)
					(317,250)
Communications Equipment
Cisco Systems, Inc.	300	(1,119,000)	37	6/15/2018	(67,350)
Cisco Systems, Inc.	300	(1,119,000)	39	6/15/2018	(41,250)
					(108,600)
Electic Utilities
Nextera Energy, Inc.	32	(505,728)	150	12/15/2017	(26,880)

Equity Real Estate Investment Trusts
Crown Castle International Corp.	250	(2,825,000)	110	1/19/2018	(107,500)
Crown Castle International Corp.	200	(2,260,000)	115	4/20/2018	(73,000)
DCT Industrial Trust, Inc.	250	(1,503,500)	60	3/16/2018	(49,375)
Equinix, Inc.	50	(2,322,450)	480	12/15/2017	(13,750)
Prologis, Inc.	250	(1,655,750)	65	2/16/2018	(67,500)
					(311,125)
Food & Staples Retailing
Wal-Mart Stores, Inc.	200	(1,944,600)	87.5	3/16/2018	(215,500)
Wal-Mart Stores, Inc.	200	(1,944,600)	95	6/15/2018	(133,000)
Wal-Mart Stores, Inc.	200	(1,944,600)	100	9/21/2018	(109,000)
					(457,500)
IT Services
Paychex, Inc.	250	(1,682,750)	70	6/15/2018	(53,125)

Oil, Gas & Consumable Fuels
Suncor Energy, Inc.	141	(490,116)	40	6/15/2018	(6,980)

Pharmaceuticals
Johnson & Johnson	200	(2,786,600)	150	4/20/2018	(28,800)

Road & Rail
Norfolk Southern Corp.	150	(2,079,450)	145	3/16/2018	(73,500)
Union Pacific Corp.	67	(847,550)	140	6/15/2018	(27,470)
					(100,970)
Semiconductors & Semiconductor Equipment
Maxim Integrated Products, Inc.	250	(1,308,250)	55	5/18/2018	(56,250)
Maxim Integrated Products, Inc.	250	(1,308,250)	60	5/18/2018	(23,125)
					(79,375)
Software
Microsoft Corp.	250	(2,104,250)	80	1/19/2018	(123,125)
Microsoft Corp.	250	(2,104,250)	92.5	4/20/2018	(30,250)
					(153,375)
Total (premiums received: $714,472)					$(1,907,400)

Puts

Food Products
Bunge Ltd.	200	$(1,338,200)	$60	4/20/2018	$(37,500)
Bunge Ltd.	200	(1,338,200)	62.5	4/20/2018	(54,500)
					(92,000)
Leisure Products
Mattel, Inc.	500	(912,500)	17	1/19/2018	(40,000)
Total (premiums received: $110,977)					$(132,000)

Total Options Written (premiums received: $825,449)					$(2,039,400)

At November 30, 2017, the Fund had securities pledged in the amount of $29,092,744 to cover collateral requirements for options written.

See Notes to Schedule of Investments

Schedule of Investments Equity Income Fund
(Unaudited) (cont’d)

The following is a summary, categorized by Level (see Notes to Schedule of Investments), of inputs used to value the Fund's investments as of November 30, 2017:
Asset Valuation Inputs
(000's omitted)	Level 1	Level 2	Level 3	Total
Investments:
Common Stocks
Transportation Infrastructure	$—	$17,881	$—	$17,881
Other Common Stocks(a)	1,542,713	—	—	1,542,713
Total Common Stocks	1,542,713	17,881	—	1,560,594
Preferred Stocks(a)	8,792	—	—	8,792
Convertible Bonds(a)	—	108,086	—	108,086
Short-Term Investment	—	37,136	—	37,136
Total Investments	$1,551,505	$163,103	$—	$1,714,608

(a)	The Schedule of Investments provides information on the industry categorization for the portfolio.

 As of the period ended November 30, 2017, certain securities were transferred from one level (as of August 31, 2017) to another. Based on beginning of period market values as of September 1, 2017, approximately $18,701,683 was transferred from Level 1 to Level 2. These securities were categorized as Level 2 as of November 30, 2017, due to the use of Interactive Data Pricing and Reference Data LLC (“Interactive”) adjusted prices, as stated in the description of the valuation methods of foreign equity securities in Note † of the Notes to Schedule of Investments.

The following is a summary, categorized by Level (see Notes to Schedule of Investments), of inputs used to value the Fund's derivatives as of November 30, 2017:

Other Financial Instruments
(000's omitted)	Level 1	Level 2	Level 3	Total
Options Written
Liabilities	$(2,039)	$—	$—	$(2,039)
Total	$(2,039)	$—	$—	$(2,039)

See Notes to Schedule of Investments

Schedule of Investments Focus Fund
(Unaudited) November 30, 2017

Number of Shares		Value† (000's)
Common Stocks 94.8%

Aerospace & Defense 1.6%
General Dynamics Corp.	57,000	$11,808

Auto Components 1.4%
Delphi Automotive PLC	104,000	10,886

Banks 9.2%
Comerica, Inc.	345,000	28,742
JPMorgan Chase & Co.	390,000	40,763
		69,505
Biotechnology 4.1%
BioMarin Pharmaceutical, Inc. *	81,000	6,950
Gilead Sciences, Inc.	325,000	24,303
		31,253
Building Products 1.4%
Johnson Controls International PLC	280,000	10,539

Capital Markets 3.3%
Intercontinental Exchange, Inc.	352,000	25,150

Chemicals 1.2%
WR Grace & Co.	127,000	9,310

Communications Equipment 2.9%
Motorola Solutions, Inc.	235,000	22,116

Containers & Packaging 1.2%
Crown Holdings, Inc. *	158,000	9,437

Food & Staples Retailing 4.3%
Wal-Mart Stores, Inc.	335,000	32,572

Food Products 2.3%
Conagra Brands, Inc.	460,000	17,172

Health Care Equipment & Supplies 2.5%
Zimmer Biomet Holdings, Inc.	159,000	18,619

Health Care Providers & Services 2.5%
Express Scripts Holding Co. *	289,000	18,837

Household Durables 3.0%
Whirlpool Corp.	135,000	22,757

Household Products 1.6%
Energizer Holdings, Inc.	265,000	12,171

Insurance 6.3%
American International Group, Inc.	200,000	11,992
Athene Holding Ltd. Class A *	449,880	21,626
Chubb Ltd.	91,000	13,842
		47,460
Internet & Direct Marketing Retail 1.9%
Amazon.com, Inc. *(a)	12,000	14,121

Internet Software & Services 4.3%
Alphabet, Inc. Class A *	15,500	16,061

Number of Shares		Value† (000's)
Alphabet, Inc. Class C *	16,495	$16,848
		32,909
Media 3.6%
Charter Communications, Inc. Class A *	50,000	16,311
Twenty-First Century Fox, Inc. Class A	334,000	10,668
		26,979
Metals & Mining 1.1%
Steel Dynamics, Inc.	210,000	8,085

Multi-Utilities 2.7%
DTE Energy Co.	180,000	20,803

Oil, Gas & Consumable Fuels 6.1%
Cabot Oil & Gas Corp. (a)	675,000	19,541
EOG Resources, Inc.	176,000	18,008
Phillips 66	90,000	8,781
		46,330
Pharmaceuticals 4.6%
Allergan PLC (a)	113,000	19,643
Pfizer, Inc.	415,000	15,048
		34,691
Professional Services 1.4%
TransUnion *	189,000	10,493

Road & Rail 2.8%
CSX Corp.	380,400	21,207

Semiconductors & Semiconductor Equipment 2.3%
ASML Holding NV	97,000	17,025

Software 5.6%
Activision Blizzard, Inc.	191,000	11,918
Oracle Corp.	303,000	14,865
Symantec Corp.	550,000	15,934
		42,717
Technology Hardware, Storage & Peripherals 2.4%
Western Digital Corp.	230,000	18,138

Textiles, Apparel & Luxury Goods 1.7%
NIKE, Inc. Class B	213,000	12,869

Tobacco 1.4%
British American Tobacco PLC ADR	165,000	10,499

Wireless Telecommunication Services 4.1%
T-Mobile US, Inc. *	510,000	31,146

Total Common Stocks (Cost $586,133)		717,604

Short-Term Investment 5.3%

Investment Company 5.3%
State Street Institutional U.S. Government Money Market Fund Premier Class, 0.99% (b)(c) (Cost $40,259)	40,258,759	40,259

Value† (000's)
Total Investments 100.1% (Cost $626,392)	$757,863

Liabilities Less Other Assets (d) (0.1)%	(408)

Net Assets 100.0%	$757,455

*	Non-income producing security.
(a)	All or a portion of the security is pledged as collateral for options written.
(b)	All or a portion of this security is segregated in connection with obligations for options written with a total value of approximately $40,259,000.
(c)	Represents 7-day effective yield as of November 30, 2017.
(d)	Includes the impact of the Fund's open positions in derivatives at November 30, 2017.

See Notes to Schedule of Investments

Schedule of Investments Focus Fund
(Unaudited) November 30, 2017

Derivative Instruments

Written option contracts ("options written")

At November 30, 2017, the Fund had outstanding options written as follows:

Description	Number of Contracts	Notional Amount	Exercise Price	Expiration Date	Value

Calls

Food & Staples Retailing
Wal-Mart Stores, Inc.	250	$(2,430,750)	$97.5	1/19/2018	$(59,625)
Wal-Mart Stores, Inc.	100	(972,300)	100	1/19/2018	(13,850)
					(73,475)
Oil, Gas & Consumable Fuels
Cabot Oil & Gas Corp.	200	(579,000)	29	12/8/2017	(8,000)
Total (premiums received: $72,698)					$(81,475)

Puts

Health Care Providers & Services
Express Scripts Holding Co.	150	$(977,700)	$60	12/1/2017	$(0	)(a)
Media
Charter Communications, Inc.	25	(815,525)	305	12/15/2017	(4,563)
Charter Communications, Inc.	25	(815,525)	315	12/15/2017	(10,125)
					(14,688)
Total (premiums received: $35,720)					$(14,688)
Total Options Written (premiums received: $108,418)					$(96,163)

(a)	Security fair valued as of November 30, 2017 in accordance with procedures approved by the Fund’s Board of Trustees (the “Board”).

At November 30, 2017, the Fund had securities pledged in the amount of $19,077,960 to cover collateral requirements for options written.

See Notes to Schedule of Investments

Schedule of Investments Focus Fund
(Unaudited) November 30, 2017

The following is a summary, categorized by Level (see Notes to Schedule of Investments), of inputs used to value the Fund's investments as of November 30, 2017:

Asset Valuation Inputs
(000's omitted)	Level 1	Level 2	Level 3	Total
Investments:
Common Stocks(a)	$717,604	$—	$—	$717,604
Short-Term Investment	—	40,259	—	40,259
Total Investments	$717,604	$40,259	$—	$757,863

(a)	The Schedule of Investments provides information on the industry categorization for the portfolio.

 As of the period ended November 30, 2017, no securities were transferred from one level (as of August 31, 2017) to another.

The following is a summary, categorized by Level (see Notes to Schedule of Investments), of inputs used to value the Fund's derivatives as of November 30, 2017:

Other Financial Instruments
(000's omitted)	Level 1	Level 2	Level 3(a)	Total
Options Written
Liabilities	$(96)	$—	$(0)	$(96)
Total	$(96)	$—	$(0)	$(96)

(a)	The following is a reconciliation between the beginning and ending balances of investments in which unobservable inputs (Level 3) were used in determining value:

	Beginning balance, as of 9/1/2017	Accrued discounts/ (premiums)	Realized gain/ (loss)	Change in unrealized appreciation/ (depreciation)	Purchases	Sales	Transfers into Level 3	Transfers out of Level 3	Balance, as of 11/30/2017	Net change in unrealized appreciation/ (depreciation) from investments still held as of 11/30/2017
Other Financial Instruments: (000’s omitted)
Options Written(b)	$(0)	$-	$16	$(8)	$0(b)	$(8)	$-	$-	$(0)	$8
Total	$(0)	$-	$16	$(8)	$0(b)	$(8)	$-	$-	$(0)	$8

(b)
As of the period ended November 30, 2017, these investments were valued using methods the Board has approved in the good-faith belief that the resulting valuation will reflect the fair value of the security. As of the period ended November 30, 2017, these investments did not have a material impact on the Fund’s net assets and, therefore, disclosure of unobservable inputs used in formulating valuations is not presented.

See Notes to Schedule of Investments

Schedule of Investments Genesis Fund
(Unaudited) November 30, 2017

Number of Shares		Value† (000's)
Common Stocks 98.5%

Aerospace & Defense 0.4%
Astronics Corp. *	1,030,846	$42,770

Air Freight & Logistics 0.6%
Forward Air Corp.	1,155,689	65,759

Airlines 0.6%
Allegiant Travel Co.	431,454	65,581

Auto Components 1.7%
Fox Factory Holding Corp. *	1,271,183	49,576
LCI Industries	1,107,638	144,990
		194,566
Automobiles 0.6%
Thor Industries, Inc.	464,463	71,318

Banks 12.4%
Bank of Hawaii Corp.	1,976,054	167,727
Bank of the Ozarks, Inc.	2,735,461	131,904
BankUnited, Inc.	469,345	17,474
BOK Financial Corp.	1,259,754	112,118
Columbia Banking System, Inc.	1,799,985	82,979
Community Bank System, Inc.	1,537,160	85,128
Cullen/Frost Bankers, Inc.	1,591,590	156,628
CVB Financial Corp.	5,378,102	132,248
First Financial Bankshares, Inc.	2,591,668	122,975
First Hawaiian, Inc.	1,039,914	30,438
FNB Corp.	6,397,993	90,788
Glacier Bancorp, Inc.	1,489,687	59,662
Lakeland Financial Corp.	654,644	33,177
LegacyTexas Financial Group, Inc.	2,248,019	94,125
PacWest Bancorp	1,392,641	66,373
		1,383,744
Beverages 0.5%
MGP Ingredients, Inc.	767,533	57,066

Biotechnology 0.2%
Abcam PLC	1,358,840	18,065

Building Products 2.0%
AAON, Inc.	2,521,588	91,912
AO Smith Corp.	1,525,258	96,732
Patrick Industries, Inc. *	344,299	34,843
		223,487
Capital Markets 3.3%
Artisan Partners Asset Management, Inc. Class A	1,504,311	59,420
FactSet Research Systems, Inc.	443,841	88,715
Houlihan Lokey, Inc.	819,418	36,579
MarketAxess Holdings, Inc.	730,920	142,727

Number of Shares		Value† (000's)
OM Asset Management PLC	2,370,836	$38,881
		366,322
Chemicals 3.8%
Balchem Corp.	1,148,307	100,213
Chase Corp.	185,193	23,390
NewMarket Corp.	86,827	34,776
Quaker Chemical Corp.	496,432	81,802
Sensient Technologies Corp. (a)	2,310,361	179,122
		419,303
Commercial Services & Supplies 3.7%
Healthcare Services Group, Inc.	2,362,733	122,697
MSA Safety, Inc.	597,216	51,360
Rollins, Inc.	3,422,164	158,617
UniFirst Corp.	471,289	77,056
		409,730
Communications Equipment 1.1%
NetScout Systems, Inc. *	3,870,038	120,165

Construction & Engineering 1.0%
Valmont Industries, Inc.	655,191	113,217

Construction Materials 1.5%
Eagle Materials, Inc.	1,507,182	168,699

Containers & Packaging 1.1%
AptarGroup, Inc.	1,395,583	123,383

Distributors 2.0%
Pool Corp.	1,779,214	223,540

Diversified Consumer Services 0.7%
Bright Horizons Family Solutions, Inc. *	918,544	81,704

Electrical Equipment 0.6%
AZZ, Inc. (a)	1,454,818	69,977

Electronic Equipment, Instruments & Components 5.8%
Cognex Corp.	1,138,151	157,714
Littelfuse, Inc.	943,726	191,482
Novanta, Inc. *	661,509	31,819
Rogers Corp. *(a)	1,096,434	176,635
Zebra Technologies Corp. Class A *	806,045	88,923
		646,573
Energy Equipment & Services 0.5%
Pason Systems, Inc. (a)	4,284,807	61,273

Food Products 3.3%
Blue Buffalo Pet Products, Inc. *	2,161,677	66,385
Cal-Maine Foods, Inc. *	1,134,108	56,422
Calavo Growers, Inc. (a)	1,000,214	76,417
J & J Snack Foods Corp.	531,037	80,245
Lancaster Colony Corp.	677,905	90,351
		369,820
Number of Shares		Value† (000's)
Health Care Equipment & Supplies 6.0%
Atrion Corp.	62,035	$41,849
Cantel Medical Corp.	1,053,815	112,210
Haemonetics Corp. *	948,468	54,821
Heska Corp. *(a)	445,131	38,206
IDEXX Laboratories, Inc. *	938,449	146,783
Neogen Corp. *	363,031	30,458
West Pharmaceutical Services, Inc.	2,454,764	245,305
		669,632
Health Care Providers & Services 3.2%
Chemed Corp.	683,949	168,210
Henry Schein, Inc. *	1,129,685	80,716
Tivity Health, Inc. *	1,478,916	54,424
U.S. Physical Therapy, Inc. (a)	717,749	52,432
		355,782
Hotels, Restaurants & Leisure 2.3%
Cheesecake Factory, Inc.	902,657	44,266
Cracker Barrel Old Country Store, Inc.	457,344	71,497
Papa John's International, Inc.	920,619	53,819
Texas Roadhouse, Inc.	1,624,185	82,947
		252,529
Household Durables 0.2%
Installed Building Products, Inc. *	231,995	17,875

Household Products 2.5%
Church & Dwight Co., Inc.	3,166,876	149,128
Energizer Holdings, Inc.	1,481,699	68,055
WD-40 Co.	480,144	57,329
		274,512
Industrial Conglomerates 0.4%
Raven Industries, Inc.	1,226,388	46,848

Insurance 1.4%
AMERISAFE, Inc.	902,464	59,247
RLI Corp.	1,623,155	96,951
		156,198
Internet Software & Services 0.2%
CommerceHub, Inc. Series A *(a)	1,028,359	23,508

IT Services 1.2%
Jack Henry & Associates, Inc.	1,204,312	138,881

Life Sciences Tools & Services 2.2%
Bio-Techne Corp.	1,231,237	165,909
ICON PLC *	669,483	78,202
		244,111
Machinery 7.1%
Franklin Electric Co., Inc.	25,915	1,200
Graco, Inc.	575,799	75,769
Lindsay Corp. (a)	538,882	50,563
Middleby Corp. *	912,390	116,348

See Notes to Schedule of Investments

Schedule of Investments Genesis Fund
(Unaudited) (cont’d)

Number of Shares		Value† (000's)
Nordson Corp.	847,996	$108,849
RBC Bearings, Inc. *(a)	1,371,305	183,001
Tennant Co.	448,841	29,534
Toro Co.	2,291,938	149,549
Wabtec Corp.	1,011,431	77,779
		792,592
Marine 0.4%
Kirby Corp. *	604,870	40,708

Media 2.4%
Cable One, Inc.	78,042	53,600
Gray Television, Inc. *(a)	3,847,484	55,404
Nexstar Media Group, Inc. Class A (a)	2,336,944	158,678
		267,682
Oil, Gas & Consumable Fuels 1.7%
Centennial Resource Development, Inc. Class A *	2,846,158	57,748
Matador Resources Co. *	3,310,965	94,694
RSP Permian, Inc. *	1,155,683	42,448
		194,890
Paper & Forest Products 0.9%
Stella-Jones, Inc. (b)	2,646,690	105,466

Pharmaceuticals 0.5%
Prestige Brands Holdings, Inc. *	1,131,250	51,132

Professional Services 1.1%
Exponent, Inc. (a)	1,561,312	117,879

Real Estate Management & Development 0.5%
FirstService Corp.	790,730	53,841

Semiconductors & Semiconductor Equipment 2.8%
Cabot Microelectronics Corp.	807,422	77,771
MKS Instruments, Inc.	816,866	77,030
Power Integrations, Inc. (a)	2,062,708	161,923
		316,724
Software 9.7%
Altair Engineering, Inc. Class A *	757,060	16,951
Aspen Technology, Inc. *	2,808,130	187,920
Blackbaud, Inc.	506,095	49,825
Computer Modelling Group Ltd. (a)	4,278,039	32,513
Constellation Software, Inc.	122,800	71,656
Fair Isaac Corp.	1,277,755	200,684
Manhattan Associates, Inc. *(a)	3,519,526	156,091
Monotype Imaging Holdings, Inc. (a)	2,465,565	62,132
Qualys, Inc. *(a)	2,029,861	119,559
Tyler Technologies, Inc. *	999,975	182,916
		1,080,247
Specialty Retail 2.5%
Asbury Automotive Group, Inc. *	750,092	49,356

Number of Shares		Value† (000's)
Lithia Motors, Inc. Class A	945,591	$110,908
Monro, Inc.	1,076,725	54,321
Tractor Supply Co.	930,438	63,493
		278,078
Trading Companies & Distributors 1.9%
Applied Industrial Technologies, Inc.	568,577	36,361
Richelieu Hardware Ltd. (b)	790,058	20,729
SiteOne Landscape Supply, Inc. *	559,927	41,871
Watsco, Inc.	701,891	117,567
		216,528
Total Common Stocks (Cost $5,957,129)		10,991,705

Short-Term Investments 1.1%

Investment Companies 1.1%
State Street Institutional Treasury Money Market Fund Premier Class, 1.02% (c)	57,141,642	57,142
State Street Institutional Treasury Plus Money Market Fund Premier Class, 1.00% (c)	65,317,467	65,317

Total Short-Term Investments (Cost $122,459)		122,459

Total Investments 99.6% (Cost $6,079,588)		11,114,164

Other Assets Less Liabilities 0.4%		41,349

Net Assets 100.0%		$11,155,513

*	Non-income producing security.
(a)	Affiliated company (see Note § below).
(b)
Security fair valued as of November 30, 2017 in accordance with procedures approved by the Board of Trustees (the "Board"). Total value of all such securities at November 30, 2017 amounted to approximately $126,195,000, which represents 1.1% of net assets of the fund.

(c)	Represents 7-day effective yield as of November 30, 2017.

See Notes to Schedule of Investments

Schedule of Investments Genesis Fund
(Unaudited) (cont’d)

The following is a summary, categorized by Level (see Notes to Schedule of Investments), of inputs used to value the Fund's investments as of November 30, 2017:

Asset Valuation Inputs
(000's omitted)	Level 1	Level 2	Level 3	Total
Investments:
Common Stocks
Paper & Forest Products	$—	$105,466	$—	$105,466
Trading Companies & Distributors	195,799	20,729	—	216,528
Other Common Stocks(a)	10,669,711	—	—	10,669,711
Total Common Stocks	10,865,510	126,195	—	10,991,705
Short-Term Investments	—	122,459	—	122,459
Total Investments	$10,865,510	$248,654	$—	$11,114,164

(a)	The Schedule of Investments provides information on the industry categorization for the portfolio.

 As of the period ended November 30, 2017, certain securities were transferred from one level (as of August 31, 2017) to another. Based on beginning of period market values as of September 1, 2017, approximately $107,954,000 was transferred from Level 1 to Level 2. These securities were categorized as Level 2 as of November 30, 2017, due to the use of methods the Board has approved in the good-faith belief that the resulting valuation will reflect the fair value of these securities. In addition, approximately $30,765,000 was transferred from Level 2 to Level 1 due to active market activity on recognized exchanges as of November 30, 2017. These securities had been categorized as Level 2 as of August 31, 2017, due to the use of methods the Board has approved in the good-faith belief that the resulting valuation will reflect the fair value of these securities.

§	Investments in Affiliates(a):

	Balance of Shares Held August 31, 2017	Gross Purchases and Additions	Gross Sales and Reductions	Balance of Shares Held November 30, 2017	Value November 30, 2017	Distributions from Investments in Affiliated Issuers	Net Realized Gain (Loss) from Investments in Affiliated Issuers	Change in Net Unrealized Appreciation/ (Depreciation) from Investments in Affiliated Issuers
Genesis
AZZ, Inc.	1,499,039	20,575	64,796	1,454,818	$69,976,746	$247,319	$(579,136)	$(569,389)
Calavo Growers, Inc.	1,104,279	-	104,065	1,000,214	76,416,350	962,962	2,132,860	7,700,402
CommerceHub Class A	-	1,047,831	19,472	1,028,359	23,508,287	-*	(2,829)	549,482
Computer Modelling Group Ltd.	4,240,438	387,180	349,579	4,278,039	32,513,096	347,250	284,705	1,210,310
Exponent, Inc.	1,723,752	-	162,440	1,561,312	117,879,056	329,553	8,813,350	3,660,848
Gray Television, Inc.	4,247,791	-	400,307	3,847,484	55,403,770	-*	603,957	211,213
Heska Corp.	392,697	84,855	32,421	445,131	38,205,594	-*	495,344	(7,316,543)
Lindsay Corp.	594,944	-	56,062	538,882	50,563,298	163,835	1,971,094	2,219,689
Manhattan Associates, Inc.	3,347,374	375,680	203,528	3,519,526	156,090,978	-*	3,322,137	3,630,143
Monotype Imaging Holdings, Inc.	2,722,100	-	256,535	2,465,565	62,132,238	302,913	(950,140)	18,708,850
Nexstar Media Group, Inc. Class A	2,523,996	-	187,052	2,336,944	158,678,498	710,499	4,372,967	14,177,891

See Notes to Schedule of Investments

Schedule of Investments Genesis Fund
(Unaudited) (cont’d)

	Balance of Shares Held August 31, 2017	Gross Purchases and Additions	Gross Sales and Reductions	Balance of Shares Held November 30, 2017	Value November 30, 2017	Distributions from Investments in Affiliated Issuers	Net Realized Gain (Loss) from Investments in Affiliated Issuers	Change in Net Unrealized Appreciation/ (Depreciation) from Investments in Affiliated Issuers
Pason Systems, Inc.	4,695,341	-	401,534	4,284,807	61,272,740	654,028	504,656	(689,753)
Power Integrations, Inc.	2,029,349	131,940	98,581	2,062,708	161,922,578	288,779	4,109,102	7,721,225
Qualys, Inc.	1,745,452	391,211	106,802	2,029,861	119,558,813	-*	1,885,388	20,282,420
RBC Bearings, Inc.	1,450,858	38,317	117,870	1,371,305	183,000,652	-*	6,696,234	26,349,039
Rogers Corp.	1,149,268	-	48,834	1,096,434	176,635,517	-*	3,830,970	43,541,621
Sensient Technologies Corp.	2,485,181	37,510	212,330	2,310,361	179,122,288	779,681	9,002,550	4,379,558
U.S. Physical Therapy, Inc.	792,415	-	74,666	717,749	52,431,564	145,477	752,088	8,952,753
Sub-total for affiliates held as of 11/30/17(b)					$1,775,312,063	$4,932,296	$47,245,297	$154,719,759
Astronics Corp.	1,138,109	-	107,263	1,030,846	$42,769,801	$ -*	$(853,800)	$17,136,292
Bank of Hawaii Corp.	2,181,636	-	205,582	1,976,054	167,727,464	1,032,808	6,650,714	7,623,794
CVB Financial Corp.	5,937,653	-	559,551	5,378,102	132,247,528	782,459	4,261,429	18,364,827
LegacyTexas Financial Group, Inc.	2,481,903	-	233,884	2,248,019	94,124,556	367,828	3,006,241	11,027,296
MGP Ingredients, Inc.	847,383	-	79,850	767,533	57,066,079	31,172	1,215,375	13,273,667
Sub-total for securties no longer affiliated as of 11/30/17(c)					$493,935,428	$2,214,267	$14,279,959	$67,425,876
Total					$2,269,247,491	$7,146,563	$61,525,256	$222,145,635

(a)	Affiliated issuers, as defined in the Investment Company Act of 1940, as amended.

(b)	At November 30, 2017, these securities amounted to approximately 15.9% of net assets.

(c)	At November 30, 2017, the issuers of these securities were no longer affiliated with the Fund.

*	Security did not produce income during the last twelve months.

See Notes to Schedule of Investments

Schedule of Investments Global Equity Fund
(Unaudited) November 30, 2017

	Number of Shares	Value† (000's)
Common Stocks 96.8%

Australia 1.3%
Insurance Australia Group Ltd.	11,535	$63

Belgium 0.7%
KBC Group NV	417	34

Canada 4.8%
Alimentation Couche-Tard, Inc. Class B	1,440	73
Kinaxis, Inc. *	916	52
Suncor Energy, Inc.	1,224	42
Waste Connections, Inc.	982	68
		235
China 3.2%
Alibaba Group Holding Ltd. ADR *	590	105
Baidu, Inc. ADR *	228	54
		159
France 3.6%
Air Liquide SA	309	39
Sodexo SA	520	68
Valeo SA	898	65
Virbac SA *	24	3
		175
Germany 3.6%
Continental AG	240	64
Henkel AG & Co. KGaA, Preference Shares	459	62
SAP SE ADR	463	53
		179
Hong Kong 2.5%
AIA Group Ltd.	6,600	54
Haier Electronics Group Co. Ltd. *	14,350	38
Techtronic Industries Co. Ltd.	5,500	32
		124
Israel 1.8%
Check Point Software Technologies Ltd. *	855	89

Italy 0.3%
Brembo SpA	1,084	17

Japan 5.8%
Bridgestone Corp.	560	26
Daikin Industries Ltd.	450	52
Hoya Corp.	600	29
Ichigo, Inc.	7,100	26
Kao Corp.	600	40
Kose Corp.	225	35
Tokyo Electron Ltd.	150	28
Toyota Motor Corp.	750	47
		283

Number of Shares		Value† (000's)
Mexico 0.7%
Infraestructura Energetica Nova SAB de CV	6,328	$35

Netherlands 5.4%
AerCap Holdings NV *	1,235	64
ASML Holding NV	770	135
Heineken NV	352	36
Intertrust NV (a)	1,608	30
		265
Norway 0.8%
Sbanken ASA (a)	4,342	41

Switzerland 7.0%
Cie Financiere Richemont SA	588	51
Givaudan SA	31	71
Julius Baer Group Ltd. *	1,200	70
Roche Holding AG	221	56
SGS SA	24	59
Sonova Holding AG	240	38
		345
United Kingdom 8.9%
Aon PLC	530	74
Howden Joinery Group PLC	8,895	54
Prudential PLC	2,099	53
RELX PLC	1,795	42
Spectris PLC	1,571	53
St. James's Place PLC	3,531	58
Virgin Money Holdings UK PLC	13,049	49
Worldpay Group PLC (a)	9,405	54
		437
United States 46.4%
Activision Blizzard, Inc.	910	57
Alphabet, Inc. Class A *	45	47
Alphabet, Inc. Class C *	45	46
Amazon.com, Inc. *	93	109
Apple, Inc.	474	81
Biogen, Inc. *	226	73
BlackRock, Inc.	140	70
Blue Buffalo Pet Products, Inc. *	2,144	66
Cabot Oil & Gas Corp.	2,490	72
Cardinal Health, Inc.	790	47
CDW Corp.	1,089	76
Centene Corp. *	565	58
Core Laboratories NV	332	33
CVS Health Corp.	665	51
Delphi Automotive PLC	385	40
EOG Resources, Inc.	643	66
Estee Lauder Cos., Inc. Class A	493	61
Expedia, Inc.	158	19
Fidelity National Information Services, Inc.	760	72
Number of Shares		Value† (000's)
First Republic Bank	565	$54
Gilead Sciences, Inc.	385	29
Graco, Inc.	670	88
Halliburton Co.	760	32
Henry Schein, Inc. *	880	63
Intercontinental Exchange, Inc.	1,025	73
JPMorgan Chase & Co.	720	75
Medtronic PLC	801	66
Milacron Holdings Corp. *	2,335	41
Monsanto Co.	355	42
Nielsen Holdings PLC	1,235	45
RPM International, Inc.	955	51
Samsonite International SA	9,050	38
Sealed Air Corp.	1,265	61
Sensata Technologies Holding NV *	1,565	78
Service Corp. International	975	36
T-Mobile US, Inc. *	995	61
TE Connectivity Ltd.	420	40
VF Corp.	770	56
Visa, Inc. Class A	615	69
Western Digital Corp.	530	42
		2,284
Total Common Stocks (Cost $3,582)		4,765

Short-Term Investment 3.1%

Investment Company 3.1%
State Street Institutional Treasury Money Market Fund Premier Class, 1.02% (b) (Cost $154)	153,996	154

Total Investments 99.9% (Cost $3,736)		4,919

Other Assets Less Liabilities 0.1%		6

Net Assets 100.0%		$4,925

See Notes to Schedule of Investments

Schedule of Investments Global Equity Fund
(Unaudited) (cont’d)

*	Non-income producing security.
(a)
Securities were purchased under Rule 144A of the Securities Act of 1933, as amended (the “1933 Act”), or are otherwise restricted and, unless registered under the 1933 Act or exempted from registration, may only be sold to qualified institutional investors or may have other restrictions on resale. At November 30, 2017, these securities amounted to approximately $125,000, which represents 2.5% of net assets of the Fund. These securities have been deemed by the investment manager to be liquid.

(b)	Represents 7-day effective yield as of November 30, 2017.

See Notes to Schedule of Investments

Schedule of Investments Global Equity Fund
(Unaudited) (cont’d)

POSITIONS BY INDUSTRY

Industry	Investments at Value† (000's omitted)	Percentage of Net Assets
Capital Markets	$271	5.5%
Banks	253	5.1%
Internet Software & Services	252	5.1%
Software	251	5.1%
Insurance	244	5.0%
Auto Components	212	4.3%
Chemicals	203	4.1%
IT Services	195	4.0%
Oil, Gas & Consumable Fuels	180	3.7%
Professional Services	176	3.6%
Electronic Equipment, Instruments & Components	169	3.4%
Health Care Providers & Services	168	3.4%
Semiconductors & Semiconductor Equipment	163	3.3%
Textiles, Apparel & Luxury Goods	145	3.0%
Personal Products	136	2.8%
Health Care Equipment & Supplies	133	2.7%
Machinery	129	2.6%
Internet & Direct Marketing Retail	128	2.6%
Food & Staples Retailing	124	2.5%
Technology Hardware, Storage & Peripherals	123	2.5%
Trading Companies & Distributors	118	2.4%
Biotechnology	102	2.1%
Electrical Equipment	78	1.6%
Household Durables	70	1.4%
Commercial Services & Supplies	68	1.4%
Hotels, Restaurants & Leisure	68	1.4%
Food Products	66	1.3%
Energy Equipment & Services	65	1.3%
Household Products	62	1.3%
Containers & Packaging	61	1.2%
Wireless Telecommunication Services	61	1.2%
Pharmaceuticals	59	1.2%
Building Products	52	1.1%
Automobiles	47	1.0%
Beverages	36	0.7%
Diversified Consumer Services	36	0.7%
Gas Utilities	35	0.7%
Real Estate Management & Development	26	0.5%
Short-Term Investment and Other Assets-Net	160	3.2%
	$4,925	100.0%

See Notes to Schedule of Investments

Schedule of Investments Global Equity Fund
(Unaudited) (cont’d)

The following is a summary, categorized by Level (see Notes to Schedule of Investments), of inputs used to value the Fund's investments as of November 30, 2017:

Asset Valuation Inputs
(000's omitted)	Level 1	Level 2	Level 3	Total
Investments:
Common Stocks
Australia	$—	$63	$—	$63
Hong Kong	—	124	—	124
Japan	—	283	—	283
United States	2,246	38	—	2,284
Other Common Stocks(a)	2,011	—	—	2,011
Total Common Stocks	4,257	508	—	4,765
Short-Term Investment	—	154	—	154
Total Investments	$4,257	$662	$—	$4,919

(a)	The Schedule of Investments provides a geographic categorization as well as a Positions by Industry summary.

As of the period ended November 30, 2017, certain securities were transferred from one level (as of August 31, 2017) to another. Based on beginning of period market values as of September 1, 2017, approximately $422,790 was transferred from Level 1 to Level 2. These securities were categorized as Level 2 as of November 30, 2017, due to the use of Interactive Data Pricing and Reference Data LLC (“Interactive”) adjusted prices as stated in the description of the valuation methods of foreign equity securities in footnote † of the Notes to Schedule of Investments.

See Notes to Schedule of Investments

Schedule of Investments Global Real Estate Fund
(Unaudited) November 30, 2017

Number of Shares		Value† (000's)
Common Stocks 98.7%
Australia 6.6%
Goodman Group	7,038	$46
Investa Office Fund	9,901	36
Mirvac Group	21,390	40
Scentre Group	18,522	60
		182
Canada 3.7%
Allied Properties Real Estate Investment Trust	880	28
Brookfield Asset Management, Inc. Class A	922	38
Canadian Apartment Properties REIT	1,242	36
		102
France 5.0%
ICADE	683	63
Unibail-Rodamco SE	297	76
		139
Germany 4.2%
ADO Properties SA (a)	742	38
Deutsche Wohnen SE	1,751	78
		116
Hong Kong 7.5%
CK Asset Holdings Ltd.	12,623	107
Sun Hung Kai Properties Ltd.	6,193	101
		208
Japan 10.5%
Activia Properties, Inc.	5	21
Mitsubishi Estate Co. Ltd.	2,961	53
Mitsubishi Estate Logistics REIT Investment Corp. *	6	15
Mitsui Fudosan Co. Ltd.	2,896	66
Mitsui Fudosan Logistics Park, Inc.	7	22
Nippon Accommodations Fund, Inc.	12	48
Nippon Building Fund, Inc.	7	35
Sumitomo Realty & Development Co. Ltd.	940	31
		291
Singapore 2.0%
Ascendas Real Estate Investment Trust	13,630	27
CapitaLand Ltd.	10,691	28
		55
Spain 1.4%
Axiare Patrimonio SOCIMI SA	1,733	38
Number of Shares		Value† (000's)
Sweden 1.4%
Hufvudstaden AB, A Shares	2,539	$40

United Kingdom 3.8%
Safestore Holdings PLC	4,592	29
SEGRO PLC	6,078	45
Shaftesbury PLC	2,304	31
		105
United States 52.6%
Alexandria Real Estate Equities, Inc.	311	40
American Homes 4 Rent Class A	1,370	29
American Tower Corp.	857	123
Apartment Investment & Management Co. Class A	926	41
Boston Properties, Inc.	382	48
CyrusOne, Inc.	858	52
DCT Industrial Trust, Inc.	630	38
Douglas Emmett, Inc.	910	37
EPR Properties	269	18
Equinix, Inc.	179	83
Equity Lifestyle Properties, Inc.	432	39
Equity Residential	915	61
Essex Property Trust, Inc.	210	52
Extra Space Storage, Inc.	366	31
Federal Realty Investment Trust	231	31
GGP, Inc.	3,200	75
Healthcare Trust of America, Inc. Class A	965	30
Highwoods Properties, Inc.	651	33
Invitation Homes, Inc.	1,668	39
Kimco Realty Corp.	2,115	39
Marriott International, Inc. Class A	445	56
Mid-America Apartment Communities, Inc.	395	40
National Retail Properties, Inc.	500	21
Prologis, Inc.	1,357	90
Public Storage	167	36
Simon Property Group, Inc.	612	99
Taubman Centers, Inc.	250	15
Ventas, Inc.	796	51
Vornado Realty Trust	362	28
Welltower, Inc.	807	54
Weyerhaeuser Co.	699	25
		1,454
Total Common Stocks (Cost $2,556)		2,730

Number of Shares		Value† (000's)
Short-Term Investment 1.4%

Investment Company 1.4%
State Street Institutional U.S. Government Money Market Fund Premier Class, 0.99% (b) (Cost $37)	37,269	$37

Total Investments 100.1% (Cost $2,593)		2,767

Liabilities Less Other Assets (0.1)%		(2)

Net Assets 100.0%		$2,765

*	Non-income producing security.
(a)
Securities were purchased under Rule 144A of the Securities Act of 1933, as amended (the “1933 Act”), or are otherwise restricted and, unless registered under the 1933 Act or exempted from registration, may only be sold to qualified institutional investors or may have other restrictions on resale. At November 30, 2017, these securities amounted to approximately $38,000, which represents 1.4% of net assets of the Fund. These securities have been deemed by the investment manager to be liquid.

(b)	Represents 7-day effective yield as of November 30, 2017.

See Notes to Schedule of Investments

Schedule of Investments Global Real Estate Fund
(Unaudited) November 30, 2017

The following is a summary, categorized by Level (see Notes to Schedule of Investments), of inputs used to value the Fund's investments as of November 30, 2017:
Asset Valuation Inputs
(000's omitted)	Level 1	Level 2	Level 3	Total
Investments:
Common Stocks
Australia	$—	$182	$—	$182
Hong Kong	—	208	—	208
Japan	120	171	—	291
Singapore	—	55	—	55
Other Common Stocks(a)	1,994	—	—	1,994
Total Common Stocks	2,114	616	—	2,730
Short-Term Investment	—	37	—	37
Total Investments	$2,114	$653	$—	$2,767

(a)	The Schedule of Investments provides a geographic categorization as well as a Positions by Sector summary.

As of the period ended November 30, 2017, certain securities were transferred from one level (as of August 31, 2017) to another. Based on beginning of period market values as of September 1, 2017, approximately $601,848 was transferred from Level 1 to Level 2. These securities were categorized as Level 2 as of November 30, 2017, due to the use of Interactive Data Pricing and Reference Data LLC (“Interactive”) adjusted prices, as stated in the description of the valuation methods of foreign equity securities in Note † of the Notes to Schedule of Investments or due to foreign exchanges having been closed and, therefore, no prices having been readily available for the securities as of that date.

See Notes to Schedule of Investments

Schedule of Investments Global Real Estate Fund
(Unaudited) November 30, 2017

POSITIONS BY SECTOR
GLOBAL REAL ESTATE FUND (UNAUDITED)

Industry	Investments at Value† (000's omitted)	Percentage of Net Assets
Industrial & Office REITs	$776	28.1%
Real Estate Holding & Development	542	19.6%
Retail REITs	447	16.2%
Residential REITs	425	15.4%
Specialty REITs	361	13.0%
Diversified REITs	123	4.4%
Hotel & Lodging REITs	56	2.0%
Short-Term Investments and Other Assets-Net	35	1.3%
	$2,765	100.0%

See Notes to Schedule of Investments

Schedule of Investments Greater China Equity Fund
(Unaudited) November 30, 2017

Number of Shares		Value† (000's)
Common Stocks 95.0%

Air Freight & Logistics 2.7%
ZTO Express Cayman, Inc. ADR *	235,150	$3,776

Automobiles 3.7%
Brilliance China Automotive Holdings Ltd.	746,000	1,965
Guangzhou Automobile Group Co. Ltd., H Shares	1,244,000	3,135
		5,100
Banks 16.2%
Bank of China Ltd., H Shares	7,063,000	3,452
China Construction Bank Corp., H Shares	10,923,000	9,582
Industrial & Commercial Bank of China Ltd., H Shares	12,193,911	9,537
		22,571
Beverages 3.3%
Kweichow Moutai Co. Ltd. Class A	48,346	4,615

Commercial Services & Supplies 1.8%
China Everbright International Ltd.	1,900,000	2,556

Construction Materials 2.6%
Anhui Conch Cement Co. Ltd. Class A	433,500	2,062
China National Building Material Co. Ltd., H Shares	1,744,000	1,610
		3,672
Diversified Consumer Services 0.7%
New Oriental Education & Technology Group, Inc. ADR	11,666	990

Health Care Providers & Services 2.1%
Huadong Medicine Co. Ltd. Class A	4,000	30
Huadong Medicine Co. Ltd. Class A	378,508	2,864
		2,894
Hotels, Restaurants & Leisure 1.6%
China International Travel Service Corp. Ltd. Class A	362,300	2,290

Household Durables 5.7%
Gree Electric Appliances, Inc. of Zhuhai Class A	914,513	5,883
Midea Group Co. Ltd. Class A	274,900	2,129
		8,012

See Notes to Schedule of Investments
Number of Shares		Value† (000's)
Independent Power and Renewable Electricity Producers 0.2%
China Everbright Greentech Ltd. *(a)	376,469	$321

Insurance 11.8%
China Taiping Insurance Holdings Co. Ltd.	1,013,600	3,858
New China Life Insurance Co. Ltd., H Shares	518,200	3,317
PICC Property & Casualty Co. Ltd., H Shares	1,214,000	2,312
Ping An Insurance Group Co. of China Ltd., H Shares	711,500	7,060
		16,547
Internet & Direct Marketing Retail 1.2%
JD.com, Inc. ADR *	45,500	1,704

Internet Software & Services 24.4%
Alibaba Group Holding Ltd. ADR *	74,602	13,210
Baidu, Inc. ADR *	19,316	4,608
SINA Corp. *	32,399	3,168
Tencent Holdings Ltd.	255,400	13,077
		34,063
Oil, Gas & Consumable Fuel 1.7%
CNOOC Ltd.	1,714,000	2,351

Pharmaceuticals 4.5%
China Medical System Holdings Ltd.	1,269,000	2,663
CSPC Pharmaceutical Group Ltd.	1,816,000	3,621
		6,284
Real Estate Management & Development 4.8%
China Jinmao Holdings Group Ltd.	2,288,000	1,036
China Resources Land Ltd.	510,000	1,475
CIFI Holdings Group Co. Ltd.	4,532,000	2,515
Longfor Properties Co. Ltd.	703,000	1,657
		6,683
Textiles, Apparel & Luxury Goods 1.5%
Shenzhou International Group Holdings Ltd.	235,000	2,121

Transportation Infrastructure 3.1%
Guangzhou Baiyun International Airport Co. Ltd. Class A	24,000	51
Guangzhou Baiyun International Airport Co. Ltd. Class A	2,006,188	4,265
		4,316
Number of Shares		Value† (000's)
Water Utilities 1.4%
Beijing Enterprises Water Group Ltd. *	2,500,000	$1,957

Total Common Stocks (Cost $106,815)		132,823

Participatory Notes 3.5%

Construction Materials 0.8%
Anhui Conch Cement Co. Ltd., Class A (issuer Morgan Stanley Asia Products), Expiration Date 10/24/18 (a)	$242,800	1,150

Health Care Providers & Services 0.6%
Huadong Medicine Co. Ltd., Class A (issuer HSBC Bank PLC), Expiration Date 6/19/23 (a)	87,882	664
Huadong Medicine Co. Ltd., Class A (issuer UBS AG), Expiration Date 1/10/18 (a)	29,604	223
		887
Household Durables 2.1%
Midea Group Co. Ltd., Class A (issuer BNP Paribas Arbitrage), Expiration Date 12/20/17 (a)	360,185	2,789
Midea Group Co. Ltd., Class A (issuer UBS AG), Expiration Date 1/10/18 (a)	9,670	75
		2,864
Total Participatory Notes (Cost $2,647)		4,901

Short-Term Investment 0.0%(b)

Investment Company 0.0%(b)
State Street Institutional U.S. Government Money Market Fund Premier Class, 0.99% (c)(d) (Cost $0)	1	0

Total Investments 98.5% (Cost $109,462)		137,724

Other Assets Less Liabilities 1.5%		2,129

Net Assets 100.0%		$139,853

*	Non-income producing security.

Schedule of Investments Greater China Equity Fund
(Unaudited) (cont’d)

(a)
Securities were purchased under Rule 144A of the Securities Act of 1933, as amended (the “1933 Act”), or are otherwise restricted and, unless registered under the 1933 Act or exempted from registration, may only be sold to qualified institutional investors or may have other restrictions on resale. At November 30, 2017, these securities amounted to approximately $5,222,000, which represents 3.7% of net assets of the Fund. These securities have been deemed by the investment manager to be liquid.

(b)	Represents less than 0.05% of net assets.
(c)	Represents 7-day effective yield as of November 30, 2017.
(d)	Amount less than one thousand.

See Notes to Schedule of Investments

Schedule of Investments Greater China Equity Fund
(Unaudited) (cont’d)

The following is a summary, categorized by Level (see Notes to Schedule of Investments), of inputs used to value the Fund's investments as of November 30, 2017:

Asset Valuation Inputs
(000's omitted)	Level 1	Level 2	Level 3	Total
Investments:
Common Stocks
Automobiles	$—	$5,100	$—	$5,100
Banks	—	22,571	—	22,571
Commercial Services & Supplies	—	2,556	—	2,556
Construction Materials	—	3,672	—	3,672
Health Care Providers & Services	—	2,894	—	2,894
Hotels, Restaurants & Leisure	—	2,290	—	2,290
Household Durables	—	8,012	—	8,012
Insurance	—	16,547	—	16,547
Internet Software & Services	20,986	13,077	—	34,063
Oil, Gas & Consumable Fuel	—	2,351	—	2,351
Pharmaceuticals	—	6,284	—	6,284
Real Estate Management & Development	—	6,683	—	6,683
Transportation Infrastructure	—	4,316	—	4,316
Water Utilities	—	1,957	—	1,957
Other Common Stocks(a)	13,527		—	13,527
Total Common Stocks	34,513	98,310	—	132,823
Participatory Notes(a)	4,901	—	—	4,901
Short Term Investment	—	0(b)	—	0(b)
Total Investments	$39,414	$98,310	$—	$137,724

(a)	The Schedule of Investments provides information on the industry categorization for the portfolio.
(b)	Amount less than one thousand.

As of the period ended November 30, 2017, certain securities were transferred from one level (as of August 31, 2017) to another. Based on beginning of period market values as of September 1, 2017, approximately $82,717,560 was transferred from Level 1 to Level 2. These securities were categorized as Level 2 as of November 30, 2017, due to the use of Interactive Data Pricing and Reference Data LLC (“Interactive”) adjusted prices, as stated in the description of the valuation methods of foreign equity securities in Note † of the Notes to Schedule of Investments or due to foreign exchanges having been closed and, therefore, no prices having been readily available for the securities as of that date.

See Notes to Schedule of Investments

Schedule of Investments Guardian Fund
(Unaudited) November 30, 2017

Number of Shares		Value† (000's)
Common Stocks 97.8%

Aerospace & Defense 4.5%
General Dynamics Corp.	155,255	$32,163
Raytheon Co.	129,000	24,658
		56,821
Air Freight & Logistics 0.5%
Expeditors International of Washington, Inc.	102,195	6,620

Airlines 1.9%
Delta Air Lines, Inc. (a)	459,000	24,290

Auto Components 0.4%
Delphi Automotive PLC	49,105	5,140

Banks 4.4%
JPMorgan Chase & Co.	352,565	36,850
U.S. Bancorp	326,325	17,997
		54,847
Beverages 1.7%
PepsiCo, Inc.	180,000	20,974

Biotechnology 2.9%
Celgene Corp. *	178,600	18,008
Gilead Sciences, Inc.	240,185	17,961
		35,969
Capital Markets 6.1%
BlackRock, Inc.	38,500	19,296
Brookfield Asset Management, Inc. Class A	745,765	30,949
CME Group, Inc.	174,180	26,047
		76,292
Chemicals 2.7%
Ashland Global Holdings, Inc.	218,625	16,174
PPG Industries, Inc.	100,435	11,736
Valvoline, Inc.	258,530	6,375
		34,285
Electric Utilities 2.6%
Brookfield Infrastructure Partners LP	754,000	32,301

Electronic Equipment, Instruments & Components 2.3%
CDW Corp.	406,700	28,473

Energy Equipment & Services 1.1%
Schlumberger Ltd.	220,000	13,827

Equity Real Estate Investment Trusts 1.5%
SBA Communications Corp. *	59,080	10,029
Weyerhaeuser Co. (a)	265,515	9,394
		19,423
Food & Staples Retailing 3.3%
Costco Wholesale Corp. (b)	117,505	21,671
Number of Shares		Value† (000's)
CVS Health Corp. (b)	256,850	$19,675
		41,346
Food Products 2.6%
Conagra Brands, Inc. (a)	755,000	28,184
Hain Celestial Group, Inc. *	120,000	4,932
		33,116
Health Care Equipment & Supplies 2.6%
Dentsply Sirona, Inc.	486,235	32,583

Health Care Providers & Services 5.2%
DaVita, Inc. *	581,225	35,489
UnitedHealth Group, Inc.	133,710	30,509
		65,998
Hotels, Restaurants & Leisure 2.6%
McDonald's Corp.	134,000	23,044
Starbucks Corp. (a)	166,000	9,598
		32,642
Industrial Conglomerates 1.7%
3M Co.	87,215	21,206

Insurance 0.7%
CF Corp. Class A (c) *	885,000	8,310

Internet & Direct Marketing Retail 4.1%
Amazon.com, Inc. *	27,195	32,002
Expedia, Inc.	77,615	9,508
Priceline Group, Inc. *	5,795	10,081
		51,591
Internet Software & Services 8.5%
Alphabet, Inc. Class A *	42,860	44,410
eBay, Inc. *	770,070	26,699
Facebook, Inc. Class A *	201,800	35,755
		106,864
IT Services 3.6%
PayPal Holdings, Inc. *	168,325	12,747
Visa, Inc. Class A	288,760	32,512
		45,259
Machinery 1.0%
Allison Transmission Holdings, Inc.	305,920	12,555

Multi-Utilities 1.1%
WEC Energy Group, Inc.	200,000	13,898

Oil, Gas & Consumable Fuels 4.1%
Cabot Oil & Gas Corp.	662,000	19,165
Enbridge, Inc.	861,100	32,472
		51,637
Pharmaceuticals 0.7%
Bristol-Myers Squibb Co.	131,465	8,307

Professional Services 3.9%
IHS Markit Ltd. *	651,000	29,047
Verisk Analytics, Inc. *	209,590	20,209
		49,256
Number of Shares		Value† (000's)
Road & Rail 2.3%
CSX Corp.	200,935	$11,202
Norfolk Southern Corp.	128,000	17,745
		28,947
Software 5.4%
Microsoft Corp.	540,000	45,452
salesforce.com, inc. *	212,760	22,195
		67,647
Specialty Retail 5.1%
Home Depot, Inc.	175,000	31,468
Party City Holdco, Inc. *	415,000	5,769
TJX Cos., Inc.	123,000	9,293
Tractor Supply Co. (a)	251,000	17,128
		63,658
Technology Hardware, Storage & Peripherals 2.9%
Apple, Inc.	212,500	36,518

Textiles, Apparel & Luxury Goods 2.0%
PVH Corp. (a)	184,000	24,757

Trading Companies & Distributors 1.8%
HD Supply Holdings, Inc. *	602,000	22,262

Total Common Stocks (Cost $941,658)		1,227,619

Preferred Stock 0.7%

Health Care 0.7%
Moderna Therapeutics Ser. F (c)(g)(h) (Cost $8,700)	990,888	8,700

Short-Term Investment 1.3%

Investment Company 1.3%
State Street Institutional Treasury Money Market Fund Premier Class, 1.02% (b)(d) (Cost $16,040)	16,040,022	16,040

Total Options Purchased (e) 0.1% (Cost $717)		1,189

Total Investments 99.9% (Cost $967,115)		1,253,548

Other Assets Less Liabilities (f) 0.1%		1,116

Net Assets 100.0%		$1,254,664

*	Non-income producing security.
(a)	All or a portion of the security is pledged as collateral for options written.

See Notes to Schedule of Investments

Schedule of Investments Guardian Fund
(Unaudited) (cont’d)

(b)	All or a portion of this security is segregated in connection with obligations for options written with a total value of approximately $57,386,000.
(c)
Security fair valued as of November 30, 2017 in accordance with procedures approved by the Board of Trustees (the “Board”). Total value of all such securities at November 30, 2017 amounted to approximately $17,010,000, which represents 1.4% of net assets of the Fund.

(d)	Represents 7-day effective yield as of November 30, 2017.
(e)	See “Purchased option contracts” under Derivative Instruments.
(f)	Includes the impact of the Fund’s open positions in derivatives at November 30, 2017.
(g)	Value determined using significant unobservable inputs.

See Notes to Schedule of Investments

Schedule of Investments Guardian Fund
(Unaudited) (cont’d)

(h)	This security has been deemed by the investment manager to be illiquid, and is subject to restrictions on resale.

At November 30, 2017, this security amounted to $8,700,000, which represents 0.7% of net assets of the Fund.

Restricted Security	Acquisition Date	Acquisition Cost (000’s omitted)	Acquisition Cost Percentage of Net Assets	Value as of 11/30/2017 (000’s omitted)	Fair Value Percentage of Net Assets as of 11/30/2017
Moderna Therapeutics (Ser. F Preferred Shares)	8/10/2016	$8,700	0.8%	$8,700	0.7%

Derivative Instruments

Purchased option contracts ("options purchased")

At November 30, 2017, the Fund had outstanding options purchased as follows:

Description	Number of Contracts	Notional Amount	Exercise Price	Expiration Date	Value

Calls

Food & Staples Retailing
Sprouts Farmers Market, Inc.	1,140	$2,665,320	$25	12/15/2017	$22,800
Sprouts Farmers Market, Inc.	1,710	3,997,980	25	1/19/2018	114,570
					$137,370
Oil, Gas & Consumable Fuels
Enbridge, Inc.	1,350	5,090,850	40	4/20/2018	111,375

Specialty Retail
Party City Holdco, Inc.	4,000	5,560,000	12.5	4/20/2018	940,000
Total Options Purchased (Cost: $717,332)					$1,188,745

Written option contracts ("options written")

At November 30, 2017, the Fund had outstanding options written as follows:

Description	Number of Contracts	Notional Amount	Exercise Price	Expiration Date	Value

Calls

Oil, Gas & Consumable Fuels
Cabot Oil & Gas Corp.	2,435	$(7,049,325)	$33	4/20/2018	$(164,363)

Road & Rail
Norfolk Southern Corp.	350	(4,852,050)	125	12/15/2017	(495,250)
Total (premiums received: $328,878)					$(659,613)

Puts

Food & Staples Retailing
Sprouts Farmers Market, Inc.	1,710	$(3,997,980)	$20	1/19/2018	$(34,200)

IT Services
PayPal Holdings, Inc.	1,030	(7,800,190)	50	6/15/2018	(42,230)
Visa, Inc. Class A	407	(4,582,413)	97.5	12/15/2017	(4,070)
					$(46,300)

See Notes to Schedule of Investments

Schedule of Investments Guardian Fund
(Unaudited) (cont’d)

Oil, Gas & Consumable Fuels
Enbridge, Inc.	1,350	(5,090,850)	35	4/20/2018	(128,250)

Specialty Retail
Party City Holdco, Inc.	4,000	(5,560,000)	7.5	4/20/2018	(40,000)

Textiles, Apparel & Luxury Goods
PVH Corp.	294	(3,955,770)	125	1/19/2018	(41,160)
Total (premiums received: $786,311)					$(289,910)

Total Options Written (premiums received: $1,115,189)					$(949,523)

At November 30, 2017, the Fund had securities pledged in the amount of $27,483,238 to cover collateral requirements for options written.

The following is a summary, categorized by Level (see Notes to Schedule of Investments), of inputs used to value the Fund's investments as of November 30, 2017:

Asset Valuation Inputs
(000's omitted)	Level 1	Level 2	Level 3(b)	Total
Investments:
Common Stocks
Insurance	$—	$8,310	$—	$8,310
Other Common Stocks(a)	1,219,309	—	—	1,219,309
Total Common Stocks	1,219,309	8,310	—	1,227,619
Preferred Stock(a)	—	—	8,700	8,700
Options Purchased(a)	1,189	—	—	1,189
Short-Term Investment	—	16,040	—	16,040
Total Investments	$1,220,498	$24,350	$8,700	$1,253,548

(a)	The Schedule of Investments provides information on the industry categorization for the portfolio.

(b)	The following is a reconciliation between the beginning and ending balances of investments in which unobservable inputs (Level 3) were used in determining value:

	Beginning balance, as of 9/1/2017	Accrued discounts/ (premiums)	Realized gain/(loss)	Change in unrealized appreciation/ (depreciation)	Purchases	Sales	Transfers into Level 3	Transfers out of Level 3	Balance as of 11/30/2017	Net change in unrealized appreciation/ (depreciation) from investments still held as of 11/30/2017
Investments in Securities: (000's omitted)
Preferred Stock
Health Care	$8,700	$—	$—	$—	$—	$—	$—	$—	$8,700	$—
Total	$8,700	$—	$—	$—	$—	$—	$—	$—	$8,700	$—

The following table presents additional information about valuation techniques and inputs used for investments that are measured at fair value and categorized within Level 3 as of November 30, 2017.

Asset class	Fair value at 11/30/2017	Valuation techniques	Unobservable input	Amount or range per unit	Input value per unit	Impact to valuation from decrease in input (a)
Preferred Stock	$8,699,997	Market Transaction Method	Transaction Price	$8.78	$8.78	Decrease

See Notes to Schedule of Investments

Schedule of Investments Guardian Fund
(Unaudited) (cont’d)

(a)
Represents the expected directional change in the fair value of the Level 3 investments that would result from a decrease in the corresponding input. An increase to the unobservable input would have the opposite effect. Significant changes in these inputs could result in significantly higher or lower fair value measurements.

As of the period ended November 30, 2017, no securities were transferred from one level (as of August 31, 2017) to another.

The following is a summary, categorized by Level (see Notes to Schedule of Investments), of inputs used to value the Fund's derivatives as of November 30, 2017:

Other Financial Instruments
(000's omitted)	Level 1	Level 2	Level 3	Total
Options Written
Liabilities	$(950)	$—	$—	$(950)
Total	$(950)	$—	$—	$(950)

See Notes to Schedule of Investments

Schedule of Investments International Equity Fund
(Unaudited) November 30, 2017

Number of Shares		Value† (000's)
Common Stocks 96.4%

Australia 1.2%
Insurance Australia Group Ltd.	4,422,702	$24,116

Austria 2.0%
Andritz AG	365,735	20,484
BAWAG Group AG *(a)	375,464	19,292
		39,776
Belgium 1.9%
KBC Group NV	242,794	19,862
Ontex Group NV	508,576	17,155
		37,017
Canada 4.9%
Alimentation Couche-Tard, Inc. Class B	552,141	28,156
ATS Automation Tooling Systems, Inc. *	1,149,000	14,285
Kinaxis, Inc. *	321,832	18,260
Maxar Technologies Ltd.	169,133	10,653
Suncor Energy, Inc.	688,498	23,881
		95,235
China 3.2%
Alibaba Group Holding Ltd. ADR *	231,400	40,977
Baidu, Inc. ADR *	89,631	21,384
		62,361
Denmark 0.8%
Sydbank A/S	384,241	15,024

Finland 0.8%
Huhtamaki OYJ	340,338	14,988

France 9.9%
Air Liquide SA	165,402	20,701
Arkema SA	213,616	26,137
Elior Group SA (a)	511,421	11,234
Pernod-Ricard SA	178,695	27,873
Sodexo SA	191,048	24,957
SPIE SA	826,832	22,866
TOTAL SA	461,114	26,018
Valeo SA	433,075	31,438
Virbac SA *	9,079	1,174
		192,398
Germany 8.6%
Brenntag AG	286,090	17,809
Continental AG	79,840	21,263
CTS Eventim AG & Co. KGaA	567,756	27,561
Deutsche Boerse AG	169,688	19,238
Gerresheimer AG	202,893	16,195
Henkel AG & Co. KGaA, Preference Shares	203,121	27,561
SAP SE ADR	330,600	37,473
		167,100
Hong Kong 2.0%
HKBN Ltd.	19,404,800	23,388

See Notes to Schedule of Investments
Number of Shares		Value† (000's)
Techtronic Industries Co. Ltd.	2,855,800	$16,556

		39,944
Ireland 1.1%
Greencore Group PLC	7,566,815	21,500

Israel 1.9%
Check Point Software Technologies Ltd. *	284,300	29,650
Tower Semiconductor Ltd. *	234,400	8,253
		37,903
Italy 1.2%
Azimut Holding SpA	848,780	16,124
Brembo SpA	430,287	6,653
		22,777
Japan 15.2%
Bridgestone Corp.	414,700	18,952
Daikin Industries Ltd.	299,800	34,635
Hoya Corp.	263,300	12,875
Ichigo, Inc.	4,192,800	15,630
Kansai Paint Co. Ltd.	957,000	25,141
Kao Corp.	227,100	15,057
Keyence Corp.	87,500	50,915
Kose Corp.	127,700	19,625
Nabtesco Corp.	358,050	14,080
Santen Pharmaceutical Co. Ltd.	1,027,200	15,657
Shionogi & Co. Ltd.	344,400	19,196
SMC Corp.	71,300	29,038
Tokyo Electron Ltd.	46,700	8,688
Toyota Motor Corp.	252,700	15,957
		295,446
Luxembourg 0.7%
Befesa SA *(a)	373,068	14,676

Mexico 0.5%
Infraestructura Energetica Nova SAB de CV	1,662,049	9,088

Netherlands 6.1%
AerCap Holdings NV *	561,350	29,173
ASML Holding NV	296,556	52,099
Heineken NV	224,888	22,910
Intertrust NV (a)	798,778	14,832
		119,014
Norway 0.9%
Sbanken ASA (a)	1,943,223	18,453

Sweden 0.8%
Nordea Bank AB	1,255,400	14,712

Switzerland 12.5%
Bucher Industries AG	60,205	23,914
Cie Financiere Richemont SA	175,345	15,097
Givaudan SA	13,015	29,609
Julius Baer Group Ltd. *	392,500	23,061
Novartis AG	190,825	16,333
Number of Shares		Value† (000's)
Partners Group Holding AG	35,922	$24,684
Roche Holding AG	85,749	21,634
SGS SA	9,300	22,991
Sonova Holding AG	96,880	15,432
Tecan Group AG	166,553	34,318
UBS Group AG *	1,020,440	17,624
		244,697
United Kingdom 16.4%
Aon PLC	206,900	29,011
Barclays PLC	6,359,758	16,643
Biffa PLC (a)	3,634,012	12,385
Bunzl PLC	778,644	22,272
Clinigen Group PLC	1,992,149	27,346
Compass Group PLC	898,523	18,215
DCC PLC	183,123	17,720
Howden Joinery Group PLC	1,366,735	8,323
Lloyds Banking Group PLC	21,942,394	19,585
Prudential PLC	1,152,667	28,979
RELX PLC	1,212,106	28,326
RPS Group PLC	3,145,365	11,560
Spectris PLC	617,282	20,904
St. James's Place PLC	1,628,740	26,741
Unilever NV	257,318	14,819
Worldpay Group PLC (a)	2,813,997	16,060
		318,889
United States 3.8%
Core Laboratories NV	72,604	7,315
Nielsen Holdings PLC	437,502	16,065
Samsonite International SA	5,145,400	21,409
Sensata Technologies Holding NV *	392,800	19,620
TE Connectivity Ltd.	109,102	10,304
		74,713
Total Common Stocks (Cost $1,517,024)		1,879,827

Short-Term Investment 3.6%

Investment Company 3.6%
State Street Institutional Treasury Money Market Fund Premier Class, 1.02% (b) (Cost $68,947)	68,947,274	68,947

Total Investments 100.0% (Cost $1,585,971)		1,948,774

Other Assets Less Liabilities 0.0% (c)		707

Net Assets 100.0%		$1,949,481

*	Non-income producing security.

Schedule of Investments International Equity Fund
(Unaudited) (cont’d)

(a)
Securities were purchased under Rule 144A of the Securities Act of 1933, as amended (the “1933 Act”), or are otherwise restricted and, unless registered under the 1933 Act or exempted from registration, may only be sold to qualified institutional investors or may have other restrictions on resale. At November 30, 2017, these securities amounted to approximately $106,932,000, which represents 5.5% of net assets of the Fund. These securities have been deemed by the investment manager to be liquid.

(b)	Represents 7-day effective yield as of November 30, 2017.
(c)	Represents less than 0.05% of net assets.

See Notes to Schedule of Investments

Schedule of Investments International Equity Fund
(Unaudited) (cont’d)

POSITIONS BY INDUSTRY

Industry	Investments at Value† (000's omitted)	Percentage of Net Assets
Capital Markets	$127,472	6.5%
Banks	123,571	6.3%
Machinery	101,801	5.2%
Chemicals	101,588	5.2%
Software	85,383	4.4%
Professional Services	82,214	4.2%
Electronic Equipment, Instruments & Components	82,123	4.2%
Insurance	82,106	4.2%
Auto Components	78,306	4.0%
Life Sciences Tools & Services	77,859	4.0%
Trading Companies & Distributors	77,577	4.0%
Pharmaceuticals	73,994	3.8%
Semiconductors & Semiconductor Equipment	69,040	3.5%
Personal Products	66,656	3.4%
Internet Software & Services	62,361	3.2%
Commercial Services & Supplies	61,487	3.2%
Hotels, Restaurants & Leisure	54,406	2.8%
Beverages	50,783	2.6%
Oil, Gas & Consumable Fuels	49,899	2.6%
Textiles, Apparel & Luxury Goods	36,506	1.9%
Building Products	34,635	1.8%
Health Care Equipment & Supplies	28,307	1.5%
Food & Staples Retailing	28,156	1.4%
Household Products	27,561	1.4%
Media	27,561	1.4%
Diversified Telecommunication Services	23,388	1.2%
Food Products	21,500	1.1%
Electrical Equipment	19,620	1.0%
Industrial Conglomerates	17,720	0.9%
Household Durables	16,556	0.9%
IT Services	16,060	0.8%
Automobiles	15,957	0.8%
Real Estate Management & Development	15,630	0.8%
Containers & Packaging	14,988	0.8%
Aerospace & Defense	10,653	0.5%
Gas Utilities	9,088	0.5%
Energy Equipment & Services	7,315	0.4%
Short-Term Investment and Other Assets-Net	69,654	3.6%
	$1,949,481	100.0%

See Notes to Schedule of Investments

Schedule of Investments International Equity Fund
(Unaudited) (cont’d)

The following is a summary, categorized by Level (see Notes to Schedule of Investments), of inputs used to value the Fund's investments as of November 30, 2017:

Asset Valuation Inputs
(000's omitted)	Level 1	Level 2	Level 3	Total
Investments:
Common Stocks
Australia	$—	$24,116	$—	$24,116
Hong Kong	—	39,944	—	39,944
Japan	—	295,446	—	295,446
United States	53,304	21,409	—	74,713
Other Common Stocks(a)	1,445,608	—	—	1,445,608
Total Common Stocks	1,498,912	380,915	—	1,879,827
Short-Term Investment	—	68,947	—	68,947
Total Investments	$1,498,912	$449,862	$—	$1,948,774

(a)
The Schedule of Investments provides a geographic categorization as well as a Positions by Industry summary.

As of the period ended November 30, 2017, certain securities were transferred from one level (as of August 31, 2017) to another. Based on beginning of period market values as of September 1, 2017, approximately $335,214,000 was transferred from Level 1 to Level 2. These securities were categorized as Level 2 as of November 30, 2017, due to the use of Interactive Data Pricing and Reference Data LLC (“Interactive”) adjusted prices, as stated in the description of the valuation methods of foreign equity securities in Note † of the Notes to Schedule of Investments.

See Notes to Schedule of Investments

Schedule of Investments International Select Fund
(Unaudited) November 30, 2017

Number of Shares		Value† (000's)
Common Stocks 97.1%

Australia 1.6%
Brambles Ltd.	107,186	$832
Insurance Australia Group Ltd.	559,273	3,050
		3,882
Austria 1.8%
Andritz AG	46,845	2,624
BAWAG Group AG *(a)	34,922	1,794
		4,418
Belgium 1.0%
KBC Group NV	30,703	2,512

Canada 3.0%
Alimentation Couche-Tard, Inc. Class B	82,111	4,187
Suncor Energy, Inc.	88,543	3,072
		7,259
China 4.1%
Alibaba Group Holding Ltd. ADR *	38,600	6,835
Baidu, Inc. ADR *	13,663	3,260
		10,095
France 12.6%
Air Liquide SA	21,220	2,656
Arkema SA	27,450	3,359
Elior Group SA (a)	73,960	1,624
L'Oreal SA	13,706	3,031
Pernod-Ricard SA	23,010	3,589
Schneider Electric SE *	34,699	2,982
Sodexo SA	24,320	3,177
SPIE SA	104,315	2,885
TOTAL SA	59,296	3,346
Valeo SA	59,180	4,296
		30,945
Germany 9.1%
Brenntag AG	36,565	2,276
Continental AG	12,515	3,333
CTS Eventim AG & Co. KGaA	72,109	3,501
Deutsche Boerse AG	30,446	3,452
Henkel AG & Co. KGaA, Preference Shares	30,366	4,120
SAP SE ADR	48,685	5,518
		22,200
Hong Kong 2.4%
AIA Group Ltd.	377,500	3,076
Techtronic Industries Co. Ltd.	485,100	2,812
		5,888
Israel 2.7%
Check Point Software Technologies Ltd. *	53,089	5,536
Number of Shares		Value† (000's)
Tower Semiconductor Ltd.*	29,500	$1,039
		6,575
Italy 1.2%
Azimut Holding SpA	109,300	2,076
Brembo SpA	54,396	841
		2,917
Japan 17.3%
Bridgestone Corp.	51,900	2,372
Daikin Industries Ltd.	33,300	3,847
Hoya Corp.	32,700	1,599
Kansai Paint Co. Ltd.	153,600	4,035
Kao Corp.	46,500	3,083
Keyence Corp.	11,900	6,924
Kose Corp.	21,700	3,335
Nabtesco Corp.	46,000	1,809
Omron Corp.	25,900	1,535
Santen Pharmaceutical Co. Ltd.	178,200	2,716
Shionogi & Co. Ltd.	51,400	2,865
SMC Corp.	11,200	4,561
Tokyo Electron Ltd.	5,900	1,098
Toyota Motor Corp.	42,900	2,709
		42,488
Netherlands 5.8%
AerCap Holdings NV *	71,700	3,726
ASML Holding NV	42,935	7,543
Heineken NV	28,796	2,934
		14,203
Sweden 1.0%
Nordea Bank AB	210,748	2,470

Switzerland 12.1%
Cie Financiere Richemont SA	22,655	1,950
Givaudan SA	1,956	4,450
Julius Baer Group Ltd. *	47,360	2,783
Novartis AG	41,586	3,559
Partners Group Holding AG	4,543	3,122
Roche Holding AG	17,256	4,354
SGS SA	1,752	4,331
Sonova Holding AG	15,660	2,494
UBS Group AG *	157,245	2,716
		29,759
United Kingdom 16.1%
Aon PLC	29,841	4,184
Barclays PLC	975,171	2,552
Bunzl PLC	117,269	3,354
Compass Group PLC	114,765	2,327
DCC PLC	25,420	2,460
Howden Joinery Group PLC	440,830	2,685
Lloyds Banking Group PLC	3,468,408	3,096
Prudential PLC	147,840	3,717
RELX PLC	187,758	4,388
Number of Shares		Value† (000's)
Spectris PLC	79,063	$2,677
St. James's Place PLC	220,140	3,614
Unilever NV	43,576	2,509
Worldpay Group PLC (a)	358,666	2,047
		39,610
United States 5.3%
Core Laboratories NV	8,900	896
Delphi Automotive PLC	19,700	2,062
Nielsen Holdings PLC	58,000	2,130
Samsonite International SA	660,700	2,749
Sensata Technologies Holding NV *	63,100	3,152
TE Connectivity Ltd.	20,785	1,963
		12,952
Total Common Stocks (Cost $180,011)		238,173

Short-Term Investment 2.8%

Investment Company 2.8%
State Street Institutional Treasury Money Market Fund Premier Class, 1.02% (b) (Cost $6,889)	6,888,770	6,889

Total Investments 99.9% (Cost $186,900)		245,062

Other Assets Less Liabilities 0.1%		300

Net Assets 100.0%		$245,362

*	Non-income producing security.
(a)
Securities were purchased under Rule 144A of the Securities Act of 1933, as amended (the “1933 Act”), or are otherwise restricted and, unless registered under the 1933 Act or exempted from registration, may only be sold to qualified institutional investors or may have other restrictions on resale. At November 30, 2017, these securities amounted to approximately $5,465,000, which represents 2.2% of net assets of the Fund. These securities have been deemed by the investment manager to be liquid.

(b)	Represents 7-day effective yield as of November 30, 2017.

See Notes to Schedule of Investments

Schedule of Investments International Select Fund
(Unaudited) (cont’d)

POSITIONS BY INDUSTRY

Industry	Investments at Value† (000's omitted)	Percentage of Net Assets
Capital Markets	$17,763	7.2%
Chemicals	14,500	5.9%
Insurance	14,027	5.7%
Pharmaceuticals	13,494	5.5%
Electronic Equipment, Instruments & Components	13,099	5.3%
Auto Components	12,904	5.3%
Banks	12,424	5.1%
Trading Companies & Distributors	12,041	4.9%
Personal Products	11,958	4.9%
Software	11,054	4.5%
Professional Services	10,849	4.4%
Internet Software & Services	10,095	4.1%
Semiconductors & Semiconductor Equipment	9,680	4.0%
Machinery	8,994	3.7%
Hotels, Restaurants & Leisure	7,128	2.9%
Beverages	6,523	2.7%
Oil, Gas & Consumable Fuels	6,418	2.6%
Electrical Equipment	6,134	2.5%
Textiles, Apparel & Luxury Goods	4,699	1.9%
Food & Staples Retailing	4,187	1.7%
Household Products	4,120	1.7%
Health Care Equipment & Supplies	4,093	1.7%
Building Products	3,847	1.6%
Commercial Services & Supplies	3,717	1.5%
Media	3,501	1.4%
Household Durables	2,812	1.1%
Automobiles	2,709	1.1%
Industrial Conglomerates	2,460	1.0%
IT Services	2,047	0.8%
Energy Equipment & Services	896	0.4%
Short-Term Investment and Other Assets-Net	7,189	2.9%
	$245,362	100.0%

See Notes to Schedule of Investments

Schedule of Investments International Select Fund
(Unaudited) November 30, 2017

The following is a summary, categorized by Level (see Notes to Schedule of Investments), of inputs used to value the Fund's investments as of November 30, 2017:

Asset Valuation Inputs
(000's omitted)	Level 1	Level 2	Level 3	Total
Investments:
Common Stocks
Australia	$—	$3,882	$—	$3,882
Hong Kong	—	5,888	—	5,888
Japan	—	42,488	—	42,488
United States	10,203	2,749	—	12,952
Other Common Stocks(a)	172,963	—	—	172,963
Total Common Stocks	183,166	55,007	—	238,173
Short-Term Investment	—	6,889	—	6,889
Total Investments	$183,166	$61,896	$—	$245,062

(a)	The Schedule of Investments provides a geographic categorization as well as a Positions by Industry summary.

 As of the period ended November 30, 2017, certain securities were transferred from one level (as of August 31, 2017) to another. Based on beginning of period market values as of September 1, 2017, approximately $51,232,000 was transferred from Level 1 to Level 2. These securities were categorized as Level 2 as of November 30, 2017, due to the use of Interactive Data Pricing and Reference Data LLC (“Interactive”) adjusted prices as stated in the description of the valuation methods of foreign equity securities in footnote † of the Notes to Schedule of Investments.

See Notes to Schedule of Investments

Schedule of Investments International Small Cap Fund
(Unaudited) November 30, 2017

Number of Shares		Value† (000's)
Common Stocks 99.3%

Australia 2.2%
nib holdings Ltd.	3,955	$20
Steadfast Group Ltd.	8,025	18
		38
Austria 0.6%
Schoeller-Bleckmann Oilfield Equipment AG *	120	11

Belgium 1.9%
Ion Beam Applications	455	13
Ontex Group NV	610	21
		34
Canada 4.4%
Advantage Oil & Gas Ltd. *	1,500	7
ATS Automation Tooling Systems, Inc. *	2,090	26
Colliers International Group, Inc.	360	22
Kinaxis, Inc. *	378	22
		77
China 0.5%
Noah Holdings Ltd. ADR *	220	9

Denmark 2.5%
Schouw & Co. AB	230	21
Sydbank A/S	590	23
		44
Finland 1.3%
Kemira OYJ	1,710	22

France 4.2%
Axway Software SA	785	22
Trigano SA	215	34
Virbac SA *	140	18
		74
Germany 6.5%
Jenoptik AG	970	32
SAF-Holland SA	1,185	24
Stabilus SA	325	28
Washtec AG	325	30
		114
Ireland 1.7%
Applegreen PLC	1,845	12
Greencore Group PLC	5,904	17
		29
Italy 1.0%
Azimut Holding SpA	890	17

Japan 26.3%
Aeon Delight Co. Ltd.	600	23
Amano Corp.	1,200	32
Ariake Japan Co. Ltd.	400	36
ASKUL Corp.	400	11
Azbil Corp.	600	26
Number of Shares		Value† (000's)
Chugoku Marine Paints Ltd.	2,800	$24
CKD Corp.	650	14
Daikyonishikawa Corp.	1,200	20
Fukushima Industries Corp.	325	15
Ichigo, Inc.	5,600	21
Nihon Parkerizing Co. Ltd.	1,500	25
Nohmi Bosai Ltd.	1,200	22
Okamoto Industries, Inc.	2,000	21
Prestige International, Inc.	2,500	32
Relo Group, Inc.	1,500	40
Sato Holdings Corp.	1,000	28
SHO-BOND Holdings Co. Ltd.	400	25
Shoei Co. Ltd.	600	23
Sun Frontier Fudousan Co. Ltd.	1,600	22
		460
Luxembourg 0.7%
Befesa SA *(a)	338	13

Netherlands 4.0%
Corbion NV	705	23
Intertrust NV (a)	985	18
Refresco Group NV (a)	1,236	29
		70
Norway 2.6%
Borregaard ASA	2,075	19
Kongsberg Gruppen ASA	490	8
Sbanken ASA (a)	2,030	19
		46
Singapore 1.3%
Haw Par Corp. Ltd.	2,600	22

Spain 1.4%
Applus Services SA	1,870	24
Euskaltel SA (a)(b)	35	0
		24
Sweden 4.8%
Byggmax Group AB	2,525	18
Cloetta AB, B Shares	5,820	19
Indutrade AB	865	23
Thule Group AB (a)	1,115	25
		85
Switzerland 14.5%
Ascom Holding AG	1,155	28
Autoneum Holding AG	70	19
Belimo Holding AG	5	21
Bossard Holding AG Class A	130	29
Comet Holding AG *	145	23
Conzzeta AG	20	20
Interroll Holding AG	15	21
Kardex AG *	116	13
Komax Holding AG	75	24
Tecan Group AG	120	25
Number of Shares		Value† (000's)
u-blox Holding AG *	85	$16
VZ Holding AG	45	15
		254
Taiwan, Province of China 0.7%
Silicon Motion Technology Corp. ADR	240	12

United Kingdom 16.2%
Biffa PLC (a)	7,345	25
Big Yellow Group PLC	1,190	13
Clarkson PLC	555	22
Clinigen Group Plc	1,925	27
CVS Group PLC	1,045	14
Dechra Pharmaceuticals PLC	860	26
Diploma PLC	1,580	24
Essentra PLC	3,154	22
Johnson Service Group PLC	13,910	26
McBride PLC *	3,000	9
Restore PLC	4,252	32
RPS Group PLC	6,600	24
Volution Group PLC	6,960	19
		283
Total Common Stocks (Cost $1,413)		1,738

Short-Term Investment 0.9%

Investment Company 0.9%
State Street Institutional Treasury Money Market Fund Premier Class, 1.02% (c) (Cost $17)	16,534	17

Total Investments 100.2% (Cost $1,430)		1,755

Liabilities Less Other Assets (0.2)%		(4)

Net Assets 100.0%		$1,751

*	Non-income producing security.
(a)
Securities were purchased under Rule 144A of the Securities Act of 1933, as amended (the “1933 Act”), or are otherwise restricted and, unless registered under the 1933 Act or exempted from registration, may only be sold to qualified institutional investors or may have other restrictions on resale. At November 30, 2017, these securities amounted to approximately $129,000 which represents 7.4% of net assets of the Fund. These securities have been deemed by the investment manager to be liquid.

See Notes to Schedule of Investments

Schedule of Investments International Small Cap Fund
(Unaudited)(cont’d)

(b)	Amount less than one thousand.
(c)	Represents 7-day effective yield as of November 30, 2017.

See Notes to Schedule of Investments

Schedule of Investments International Small Cap Fund
(Unaudited)(cont’d)

The following is a summary, categorized by Level (see Notes to Schedule of Investments), of inputs used to value the Fund's investments as of November 30, 2017:

Asset Valuation Inputs
(000's omitted)	Level 1	Level 2	Level 3	Total
Investments:
Common Stocks
Australia	$—	$38	$—	$38
Japan	—	460	—	460
Other Common Stocks(a)	1,240	—	—	1,240
Total Common Stocks	1,240	498	—	1,738
Short-Term Investment	—	17	—	17
Total Investments	$1,240	$515	$—	$1,755

(a)	The Schedule of Investments provides a geographic categorization as well as a Positions by Industry summary.

As of the period ended November 30, 2017, certain securities were transferred from one level (as of August 31, 2017) to another. Based on beginning of period market values as of September 1, 2017, approximately $378,000 was transferred from Level 1 to Level 2. These securities were categorized as Level 2 as of November 30, 2017, due to foreign exchanges having been closed and, therefore, no prices having been readily available for the securities as of that date.

See Notes to Schedule of Investments

POSITIONS BY INDUSTRY
INTERNATIONAL SMALL CAP FUND (UNAUDITED)

Industry	Investments at Value† (000's omitted)	Percentage of Net Assets
Commercial Services & Supplies	$203	11.6%
Machinery	191	10.9%
Chemicals	156	8.9%
Electronic Equipment, Instruments & Components	135	7.7%
Real Estate Management & Development	105	6.1%
Food Products	93	5.3%
Auto Components	86	4.9%
Trading Companies & Distributors	76	4.3%
Pharmaceuticals	66	3.8%
Leisure Products	59	3.4%
Life Sciences Tools & Services	52	3.0%
Software	44	2.5%
Banks	42	2.4%
Professional Services	42	2.4%
Building Products	41	2.3%
Capital Markets	41	2.3%
Insurance	38	2.2%
Specialty Retail	30	1.7%
Beverages	29	1.7%
Communications Equipment	28	1.6%
Semiconductors & Semiconductor Equipment	28	1.6%
Construction & Engineering	25	1.4%
Marine	22	1.3%
Personal Products	21	1.2%
Health Care Providers & Services	14	0.8%
Equity Real Estate Investment Trusts	13	0.7%
Health Care Equipment & Supplies	13	0.7%
Internet & Direct Marketing Retail	11	0.6%
Energy Equipment & Services	11	0.6%
Household Products	9	0.5%
Aerospace & Defense	8	0.5%
Oil, Gas & Consumable Fuels	7	0.4%
Diversified Telecommunication Services	0(a)	0.0%
Short-Term Investments and Other Assets-Net	12	0.7%
	$1,751	100.0%

(a) Amount less than one thousand.

See Notes to Schedule of Investments

Schedule of Investments Intrinsic Value Fund
(Unaudited) November 30, 2017

Number of Shares		Value† (000's)
Common Stocks 97.2%

Aerospace & Defense 7.5%
Aerovironment, Inc. *	224,673	$10,241
KEYW Holding Corp. *	1,214,006	6,665
Mercury Systems, Inc. *	217,247	11,338
Spirit AeroSystems Holdings, Inc. Class A	181,790	15,316
Teledyne Technologies, Inc. *	65,552	12,208
Textron, Inc.	238,239	13,272
		69,040
Banks 5.7%
BankUnited, Inc.	237,204	8,831
Comerica, Inc.	133,074	11,087
Huntington Bancshares, Inc.	804,930	11,591
TCF Financial Corp.	546,200	11,093
Texas Capital Bancshares, Inc. *	109,400	9,884
		52,486
Capital Markets 0.0%(a)
Alimco Financial Corp. *	8,337	101

Commercial Services & Supplies 2.2%
Clean Harbors, Inc. *	215,514	11,608
Covanta Holding Corp.	574,900	8,738
		20,346
Communications Equipment 8.6%
ARRIS International PLC *	640,369	19,192
Ciena Corp. *	1,450,483	31,548
Infinera Corp. *	1,521,100	11,013
Mitel Networks Corp. *	383,000	2,995
Ribbon Communications, Inc. *	847,499	6,585
Viavi Solutions, Inc. *	772,000	7,233
		78,566
Construction & Engineering 2.3%
KBR, Inc.	726,700	13,626
Valmont Industries, Inc.	40,700	7,033
		20,659
Containers & Packaging 4.6%
Avery Dennison Corp.	201,536	22,999
Crown Holdings, Inc. *	323,500	19,323
		42,322
Electrical Equipment 0.4%
Babcock & Wilcox Enterprises, Inc. *	747,300	3,512

Electronic Equipment, Instruments & Components 4.1%
II-VI, Inc. *	127,130	6,026
Itron, Inc. *	144,531	9,315
Maxwell Technologies, Inc. *	706,000	3,925
OSI Systems, Inc. *	111,700	9,680
Number of Shares		Value† (000's)
VeriFone Systems, Inc. *	509,790	$8,840
		37,786
Energy Equipment & Services 0.8%
ION Geophysical Corp. *	49,731	654
McDermott International, Inc. *	390,700	2,836
TETRA Technologies, Inc. *	927,092	3,727
		7,217
Equity Real Estate Investment Trusts 1.4%
InfraREIT, Inc.	311,900	6,587
Uniti Group, Inc.	361,100	5,814
		12,401
Food Products 0.9%
Hain Celestial Group, Inc. *	61,900	2,544
TreeHouse Foods, Inc. *	120,500	5,546
		8,090
Health Care Equipment & Supplies 3.7%
Accuray, Inc. *	1,750,139	9,013
Analogic Corp.	120,635	9,989
AtriCure, Inc. *	300,000	5,550
Haemonetics Corp. *	164,700	9,520
		34,072
Health Care Providers & Services 2.5%
Acadia Healthcare Co., Inc. *	209,900	6,681
Envision Healthcare Corp. *	212,900	6,798
Molina Healthcare, Inc. *	125,161	9,793
		23,272
Health Care Technology 1.8%
Allscripts Healthcare Solutions, Inc. *	1,122,300	16,049

Hotels, Restaurants & Leisure 0.7%
SeaWorld Entertainment, Inc. *	536,200	6,300

Independent Power and Renewable Electricity Producers 4.5%
Atlantic Power Corp. *	2,743,935	6,997
Dynegy, Inc. *	729,700	8,851
NRG Energy, Inc.	480,300	13,280
Ormat Technologies, Inc.	178,241	11,684
		40,812
IT Services 5.9%
Acxiom Corp. *	560,500	15,274
Conduent, Inc. *	292,200	4,459
CoreLogic, Inc. *	424,425	18,509
DST Systems, Inc.	193,138	12,086
Unisys Corp. *	497,900	3,859
		54,187
Number of Shares		Value† (000's)
Life Sciences Tools & Services 5.1%
Charles River Laboratories International, Inc. *	225,371	$23,484
Fluidigm Corp. *(d)	1,737,259	10,337
Luminex Corp.	448,600	9,582
NanoString Technologies, Inc. *	394,300	3,016
		46,419
Machinery 4.8%
Actuant Corp. Class A	302,175	7,978
Harsco Corp. *	478,800	8,642
ITT, Inc.	183,800	9,962
Manitowoc Co., Inc. *	179,875	7,227
Meritor, Inc. *	220,450	5,507
Twin Disc, Inc. *	175,657	4,936
		44,252
Marine 0.1%
Danaos Corp. *	549,959	852

Media 0.5%
MSG Networks, Inc. Class A *	256,853	4,585

Metals & Mining 1.0%
Cleveland-Cliffs, Inc. *	1,331,500	8,868

Pharmaceuticals 1.5%
Impax Laboratories, Inc. *	397,110	6,612
Intersect ENT, Inc. *	243,588	7,442
		14,054
Road & Rail 4.6%
Avis Budget Group, Inc. *	622,500	23,717
Hertz Global Holdings, Inc. *	352,100	6,672
Ryder System, Inc.	139,604	11,515
		41,904
Semiconductors & Semiconductor Equipment 9.1%
CEVA, Inc. *	161,500	7,671
Cypress Semiconductor Corp.	819,135	13,114
FormFactor, Inc. *	321,403	5,271
MACOM Technology Solutions Holdings, Inc. *	412,563	13,445
Mellanox Technologies Ltd. *	315,950	18,673
Rambus, Inc. *	1,268,644	18,776
Veeco Instruments, Inc. *	408,900	6,604
		83,554
Software 8.4%
FireEye, Inc. *	905,400	12,802
Nuance Communications, Inc. *	1,119,300	17,394
Seachange International, Inc. *	798,867	2,141
TiVo Corp.	877,130	15,613

See Notes to Schedule of Investments

Schedule of Investments Intrinsic Value Fund
(Unaudited) (cont’d)

	Number of Shares	Value† (000's)
VASCO Data Security International, Inc. *	281,500	$3,772
Verint Systems, Inc. *	576,961	25,242
		76,964
Specialty Retail 1.0%
Express, Inc. *	423,400	4,124
New York & Co., Inc. *	299,700	716
Office Depot, Inc.	1,414,567	4,626
		9,466
Technology Hardware, Storage & Peripherals 0.9%
Diebold Nixdorf, Inc.	349,100	6,703
Quantum Corp. *	229,375	1,190
		7,893
Textiles, Apparel & Luxury Goods 2.6%
Crocs, Inc. *	481,700	5,265
Deckers Outdoor Corp. *	182,000	13,601
Under Armour, Inc. Class C *	398,000	4,748
		23,614
Total Common Stocks (Cost $730,549)		889,643

Convertible Preferred Stock 0.5%

Independent Power and Renewable Electricity Producers 0.5%
Dynegy, Inc., 7.00%, due 7/1/19 (Cost $5,627)	57,900	4,721

Principal Amount
Convertible Bond 0.5%

Electronic Equipment, Instruments & Components 0.5%
Maxwell Technologies, Inc., 5.50%, due 9/15/22 (b) (Cost $4,500)	$4,500,000	4,801
Number of Shares
Short-Term Investment 1.8%

Investment Company 1.8%
State Street Institutional Treasury Money Market Fund Premier Class, 1.02% (c) (Cost $15,880)	15,880,194	15,880

Total Investments 100.0% (Cost $756,556)		915,045

Other Assets Less Liabilities 0.0% (a)		53

Net Assets 100.0%		$915,098

*	Non-income producing security.
(a)	Represents less than 0.05% of net assets.
(b)
Securities were purchased under Rule 144A of the Securities Act of 1933, as amended (the “1933 Act”), or are otherwise restricted and, unless registered under the 1933 Act or exempted from registration, may only be sold to qualified institutional investors or may have other restrictions on resale. At November 30, 2017, these securities amounted to approximately $4,801,000, which represents 0.5% of net assets of the Fund. These securities have been deemed by the investment manager to be liquid.

(c)	Represents 7-day effective yield as of November 30, 2017.
(d)	See note § below

See Notes to Schedule of Investments

Schedule of Investments Intrinsic Value Fund
(Unaudited) (cont’d)

The following is a summary, categorized by Level (see Notes to Schedule of Investments), of inputs used to value the Fund's investments as of November 30, 2017:

Asset Valuation Inputs
(000's omitted)	Level 1	Level 2	Level 3	Total
Investments:
Common Stocks(a)	$889,643	$—	$—	$889,643
Convertible Preferred Stock(a)	4,721	—	—	4,721
Convertible Bond(a)	—	4,801	—	4,801
Short-Term Investment	—	15,880	—	15,880
Total Investments	$894,364	$20,681	$—	$915,045

(a)	The Schedule of Investments provides information on the industry categorization for the portfolio.

As of the period ended November 30, 2017, no securities were transferred from one level (as of August 31, 2017) to another.

§	Investments in Affiliates(a):

	Balance of Shares Held August 31, 2017	Gross Purchases and Additions	Gross Sales and Reductions	Balance of Shares Held November 30, 2017	Value November 30, 2017	Distributions from Investments in Affiliated Issuers	Net Realized Gain/(Loss) from Investments in Affiliated Issuers	Change in Net Unrealized Appreciation/ (Depreciation) from Investments in Affiliated Issuers

Fluidigm Corp.	1,737,259	-	-	1,737,259	$10,336,691	$-*	$-	$2,397,417
Total for securities no longer affiliated as of 11/30/17 (b)					$10,336,691	$-	$-	$2,397,417

(a)	Affiliated issuers, as defined in the Investment Company Act of 1940, as amended.

(b)	At November 30, 2017, the issuers of these securities were no longer affiliated with the Fund.

See Notes to Schedule of Investments

Schedule of Investments Large Cap Value Fund
(Unaudited) November 30, 2017

Number of Shares		Value† (000's)
Common Stocks 92.4%

Airlines 0.5%
Delta Air Lines, Inc.	135,506	$7,171

Banks 17.0%
Bank of America Corp. (a)	1,145,357	32,265
Citigroup, Inc.	607,122	45,838
Comerica, Inc.	115,966	9,661
JPMorgan Chase & Co. (a)	786,715	82,227
M&T Bank Corp.	200,013	33,792
PNC Financial Services Group, Inc.	278,933	39,207
U.S. Bancorp	254,710	14,047
		257,037
Capital Markets 3.5%
Charles Schwab Corp.	137,466	6,707
CME Group, Inc.	171,139	25,592
Goldman Sachs Group, Inc.	84,776	20,994
		53,293
Chemicals 1.2%
Mosaic Co.	105,895	2,572
Potash Corp. of Saskatchewan, Inc.	167,792	3,297
Praxair, Inc.	74,938	11,535
		17,404
Construction & Engineering 0.4%
Fluor Corp.	127,072	6,152

Containers & Packaging 1.1%
Crown Holdings, Inc. *	265,902	15,882

Diversified Financial Services 2.9%
Berkshire Hathaway, Inc. Class B *(a)	228,102	44,026

Diversified Telecommunication Services 1.0%
Verizon Communications, Inc.	306,270	15,586

Electric Utilities 6.9%
Alliant Energy Corp.	127,257	5,741
American Electric Power Co., Inc.	347,956	27,012
Duke Energy Corp.	101,197	9,025
Entergy Corp.	95,600	8,267
Exelon Corp.	1,122,512	46,820
FirstEnergy Corp.	218,958	7,475
		104,340
Electrical Equipment 0.7%
Eaton Corp. PLC	92,942	7,229
Rockwell Automation, Inc.	15,631	3,018
		10,247
Equity Real Estate Investment Trusts 3.0%
American Homes 4 Rent Class A	165,072	3,546
Boston Properties, Inc.	110,357	13,836
Equity Residential	134,596	8,994
Number of Shares		Value† (000's)
Essex Property Trust, Inc.	24,380	$6,022
Prologis, Inc.	202,530	13,413
		45,811
Food & Staples Retailing 4.4%
Wal-Mart Stores, Inc.	692,001	67,283

Food Products 2.0%
Mondelez International, Inc. Class A	693,380	29,774

Health Care Equipment & Supplies 2.3%
Abbott Laboratories (a)	330,582	18,635
Danaher Corp.	173,125	16,336
		34,971
Hotels, Restaurants & Leisure 4.3%
Carnival Corp.	937,100	61,511
MGM Resorts International	96,365	3,288
		64,799
Household Durables 0.0%(b)
Lennar Corp. B Shares	0(c)	0(c)

Household Products 3.6%
Procter & Gamble Co.	606,005	54,534

Industrial Conglomerates 1.5%
3M Co.	95,982	23,337

Insurance 3.5%
American International Group, Inc.	254,480	15,259
Athene Holding Ltd. Class A *	368,433	17,710
Lincoln National Corp.	167,444	12,818
MetLife, Inc.	142,988	7,676
		53,463
IT Services 0.5%
Paychex, Inc.	114,896	7,734

Machinery 1.0%
WABCO Holdings, Inc. *	100,328	14,994

Metals & Mining 4.9%
Newmont Mining Corp.	2,014,746	74,525

Multi-Utilities 1.9%
DTE Energy Co.	79,575	9,196
NiSource, Inc.	692,722	19,071
		28,267
Multiline Retail 0.4%
Kohl's Corp.	134,126	6,434

Oil, Gas & Consumable Fuels 9.6%
Cabot Oil & Gas Corp.	1,721,277	49,831
Chevron Corp.	128,000	15,231
EOG Resources, Inc.	77,653	7,945
EQT Corp.	207,900	12,391
Exxon Mobil Corp.	480,767	40,043
Occidental Petroleum Corp.	81,849	5,770
Phillips 66	141,521	13,807
		145,018
Number of Shares		Value† (000's)
Personal Products 0.7%
Estee Lauder Cos., Inc. Class A	90,632	$11,314

Pharmaceuticals 8.9%
Eli Lilly & Co.	74,247	6,284
Johnson & Johnson	425,692	59,312
Merck & Co., Inc.	258,024	14,261
Pfizer, Inc.	1,502,283	54,473
		134,330
Semiconductors & Semiconductor Equipment 1.4%
Intel Corp.	137,392	6,161
NXP Semiconductors NV *	131,092	14,864
		21,025
Specialty Retail 1.6%
Gap, Inc.	334,447	10,806
L Brands, Inc.	243,814	13,671
		24,477
Textiles, Apparel & Luxury Goods 1.7%
NIKE, Inc. Class B	112,869	6,819
Ralph Lauren Corp.	49,780	4,737
VF Corp.	185,892	13,563
		25,119
Total Common Stocks (Cost $1,161,813)		1,398,347

Short-Term Investment 8.4%

Investment Company 8.4%
State Street Institutional U.S. Government Money Market Fund Premier Class, 0.99% (d) (Cost $126,343)	126,343,286	126,343

Total Investments 100.8% (Cost $1,288,156)		1,524,690

Liabilities Less Other Assets (e) (0.8)%		(11,566)

Net Assets 100.0%		$1,513,124

*	Non-income producing security.
(a)	All or a portion of the security is pledged as collateral for options written.
(b)	Represents less than 0.05% of net assets.
(c)	Amount less than one thousand.
(d)	Represents 7-day effective yield as of November 30, 2017.
(e)	Includes the impact of the Fund's open positions in derivatives at November 30, 2017.

See Notes to Schedule of Investments

Schedule of Investments Large Cap Value Fund
(Unaudited) (cont’d)

Derivative Instruments
Written option contracts ("options written")

At November 30, 2017, the Fund had outstanding options written as follows:

Description	Number of Contracts	Notional Amount	Exercise Price	Expiration Date	Value
Calls
Banks
Bank of America Corp.	5,659	$(15,941,403)	$25	1/19/2018	$(1,966,503)
Diversified Financial Services
Berkshire Hathaway, Inc. Class B	2,042	(39,412,642)	175	1/19/2018	(3,925,745)
Oil, Gas & Consumable Fuels
Chevron Corp.	1,280	(15,230,720)	100	1/19/2018	(2,483,200)
Total Options Written (premiums received: $4,992,172)					$(8,375,448)

At November 30, 2017, the Fund had securities pledged in the amount of $36,558,755 to cover collateral requirements for options written.

See Notes to Schedule of Investments

Schedule of Investments Large Cap Value Fund
(Unaudited) (cont’d)

The following is a summary, categorized by Level (see Notes to Schedule of Investments), of inputs used to value the Fund's investments as of November 30, 2017:

Asset Valuation Inputs
(000's omitted)	Level 1	Level 2	Level 3	Total
Investments:
Common Stocks(a)	$1,398,347	$—	$—	$1,398,347
Short-Term Investment	—	126,343	—	126,343
Total Investments	$1,398,347	$126,343	$—	$1,524,690

(a)	The Schedule of Investments provides information on the industry categorization for the portfolio.

As of the period ended November 30, 2017, no securities were transferred from one level (as of August 31, 2017) to another.

The following is a summary, categorized by Level (see Notes to Schedule of Investments), of inputs used to value the Fund's derivatives as of November 30, 2017:

Other Financial Instruments
(000's omitted)	Level 1	Level 2	Level 3(a)	Total
Options Written
Liabilities	$(8,375)	$—	$—	$(8,375)
Total	$(8,375)	$—	$—	$(8,375)

(a)	The following is a reconciliation between the beginning and ending balances of investments in which unobservable inputs (Level 3) were used in determining value:

	Beginning balance, as of 9/1/2017	Accrued discounts/ (premiums)	Realized gain/ (loss)	Change in unrealized appreciation/ (depreciation)	Purchases	Sales	Transfers into Level 3	Transfers out of Level 3	Balance, as of 11/30/2017	Net change in unrealized appreciation/ (depreciation) from investments still held as of 11/30/2017
Other Financial Instruments: (000’s omitted)
Options Written(b)	$(0)	$-	$217	$(217)	$0	$-	$-	$-	$-	$-
Total	$(0)	$-	$217	$(217)	$0	$-	$-	$-	$-	$-

(b)
At the beginning of the period, these investments were valued using methods the Fund’s Board of Trustees (the “Board”) has approved in the good-faith belief that the resulting valuation will reflect the fair value of the security. The Fund held no Level 3 investments at November 30, 2017.

See Notes to Schedule of Investments

Schedule of Investments Mid Cap Growth Fund
(Unaudited) November 30, 2017

Number of Shares		Value† (000's)
Common Stocks 94.5%

Aerospace & Defense 0.9%
KLX, Inc. *	100,000	$5,611
Maxar Technologies Ltd.	100,000	6,291
		11,902
Auto Components 1.2%
Delphi Automotive PLC	145,000	15,177

Automobiles 1.2%
Thor Industries, Inc.	100,000	15,355

Banks 2.1%
East West Bancorp, Inc.	155,000	9,539
SVB Financial Group *	77,500	17,642
		27,181
Biotechnology 3.2%
Bioverativ, Inc. *	134,939	6,750
Bluebird Bio, Inc. *	40,000	6,912
Neurocrine Biosciences, Inc. *	270,000	19,410
TESARO, Inc. *	85,000	7,191
		40,263
Capital Markets 4.4%
Affiliated Managers Group, Inc.	62,500	12,417
CBOE Holdings, Inc.	170,000	20,983
MarketAxess Holdings, Inc.	35,000	6,834
Raymond James Financial, Inc.	180,000	15,894
		56,128
Chemicals 1.8%
Chemours Co.	190,000	9,766
Scotts Miracle-Gro Co.	133,500	13,203
		22,969
Commercial Services & Supplies 3.3%
Brink's Co.	140,000	11,319
Cintas Corp.	100,000	15,744
Waste Connections, Inc.	225,000	15,487
		42,550
Communications Equipment 3.7%
Arista Networks, Inc. *	40,000	9,325
Harris Corp.	97,500	14,089
Lumentum Holdings, Inc. *	149,500	8,080
Motorola Solutions, Inc.	160,000	15,058
		46,552
Containers & Packaging 0.7%
Packaging Corp. of America	77,500	9,192

Distributors 1.1%
LKQ Corp. *	360,000	14,191

Diversified Consumer Services 2.1%
Bright Horizons Family Solutions, Inc. *	162,000	14,410
Number of Shares		Value† (000's)
Service Corp. International	350,000	$12,932
		27,342
Electrical Equipment 2.1%
AMETEK, Inc.	225,000	16,355
Rockwell Automation, Inc.	55,000	10,620
		26,975
Electronic Equipment, Instruments & Components 6.0%
Amphenol Corp. Class A	209,500	18,979
CDW Corp.	282,500	19,778
Cognex Corp.	85,000	11,778
Trimble, Inc. *	375,000	15,746
Universal Display Corp.	53,000	9,593
		75,874
Equity Real Estate Investment Trust 0.4%
CyrusOne, Inc.	75,000	4,557

Food Products 1.6%
Lamb Weston Holdings, Inc.	130,000	7,068
Pinnacle Foods, Inc.	235,000	13,684
		20,752
Health Care Equipment & Supplies 5.7%
ABIOMED, Inc. *	67,500	13,152
Align Technology, Inc. *	49,000	12,783
Edwards Lifesciences Corp. *	80,000	9,376
Hill-Rom Holdings, Inc.	123,917	10,477
Merit Medical Systems, Inc. *	203,000	8,820
Nevro Corp. *	100,000	7,482
Penumbra, Inc. *	99,332	10,460
		72,550
Health Care Providers & Services 2.6%
Acadia Healthcare Co., Inc. *	240,000	7,639
Centene Corp. *	87,500	8,933
HealthSouth Corp.	200,000	9,990
Tivity Health, Inc. *	185,000	6,808
		33,370
Health Care Technology 0.8%
Veeva Systems, Inc. Class A *	165,000	9,935

Hotels, Restaurants & Leisure 3.6%
Aramark	300,000	12,780
MGM Resorts International	375,000	12,795
Red Rock Resorts, Inc. Class A	225,000	6,941
Vail Resorts, Inc.	60,000	13,510
		46,026
Industrial Conglomerates 1.7%
Roper Technologies, Inc.	80,000	21,377
Number of Shares		Value† (000's)
Insurance 1.3%
Assurant, Inc.	100,000	$10,087
Athene Holding Ltd. Class A *	135,000	6,489
		16,576
Internet Software & Services 4.2%
CoStar Group, Inc. *	82,500	25,160
LogMeIn, Inc.	135,000	16,065
MercadoLibre, Inc.	45,000	12,381
		53,606
IT Services 5.5%
DXC Technology Co.	140,000	13,460
Euronet Worldwide, Inc. *	150,000	13,702
Fiserv, Inc. *	55,000	7,230
Global Payments, Inc.	190,000	19,106
Square, Inc. Class A *	240,000	9,413
Total System Services, Inc.	100,000	7,436
		70,347
Life Sciences Tools & Services 2.6%
Bio-Rad Laboratories, Inc. Class A *	72,500	19,669
PRA Health Sciences, Inc. *	161,000	13,262
		32,931
Machinery 5.4%
Fortive Corp.	215,000	16,050
Gardner Denver Holdings, Inc. *	300,000	9,723
IDEX Corp.	130,000	17,624
Milacron Holdings Corp. *	449,700	7,928
Stanley Black & Decker, Inc.	100,000	16,963
		68,288
Media 0.7%
Regal Entertainment Group Class A	400,000	8,084
WideOpenWest, Inc. *	72,689	727
		8,811
Multiline Retail 1.0%
Dollar Tree, Inc. *	120,000	12,331

Oil, Gas & Consumable Fuels 1.8%
Concho Resources, Inc. *	100,000	13,986
Diamondback Energy, Inc. *	77,500	8,472
		22,458
Pharmaceuticals 3.8%
Aerie Pharmaceuticals, Inc. *	145,000	9,316
Jazz Pharmaceuticals PLC *	67,500	9,432
Nektar Therapeutics *	150,000	8,099
Zoetis, Inc.	300,000	21,687
		48,534

See Notes to Schedule of Investments

Schedule of Investments Mid Cap Growth Fund
(Unaudited) (cont’d)

	Number of Shares	Value† (000's)
Professional Services 1.2%
WageWorks, Inc. *	235,000	$15,075

Road & Rail 1.8%
J.B. Hunt Transport Services, Inc.	100,000	11,114
Old Dominion Freight Line, Inc.	95,000	12,278
		23,392
Semiconductors & Semiconductor Equipment 4.2%
Lam Research Corp.	95,000	18,271
Microchip Technology, Inc.	190,000	16,528
Monolithic Power Systems, Inc.	162,500	19,232
		54,031
Software 6.3%
Autodesk, Inc. *	97,500	10,696
Electronic Arts, Inc. *	105,000	11,166
Proofpoint, Inc. *	177,500	15,984
ServiceNow, Inc. *	135,000	16,605
Take-Two Interactive Software, Inc. *	162,500	18,127
Tyler Technologies, Inc. *	40,000	7,317
		79,895
Specialty Retail 3.5%
Burlington Stores, Inc. *	140,000	14,892
Five Below, Inc. *	200,000	12,360
Ross Stores, Inc.	230,000	17,487
		44,739
Trading Companies & Distributors 1.0%
United Rentals, Inc. *	80,000	12,758

Total Common Stocks (Cost $849,616)		1,203,990

Exchange Traded Fund 1.0%
iShares Russell Mid-Cap Growth ETF (Cost $12,481)	110,000	13,225

Short-Term Investment 3.6%

Investment Company 3.6%
State Street Institutional U.S. Government Money Market Fund Premier Class, 0.99% (a) (Cost $45,384)	45,383,513	45,384

Total Investments 99.1% (Cost $907,481)		1,262,599

Other Assets Less Liabilities 0.9%		11,129

Net Assets 100.0%		$1,273,728

*	Non-income producing security.
(a)	Represents 7-day effective yield as of November 30, 2017.

See Notes to Schedule of Investments

Schedule of Investments Mid Cap Growth Fund
(Unaudited) (cont’d)

The following is a summary, categorized by Level (see Notes to Schedule of Investments), of inputs used to value the Fund's investments as of November 30, 2017:

Asset Valuation Inputs
(000's omitted)	Level 1	Level 2	Level 3	Total
Investments:
Common Stocks(a)	$1,203,990	$—	$—	$1,203,990
Exchange Traded Fund	13,225	—	—	13,225
Short-Term Investment	—	45,384	—	45,384
Total Investments	$1,217,215	$45,384	$—	$1,262,599

(a)	The Schedule of Investments provides information on the industry categorization for the portfolio.

 As of the period ended November 30, 2017, no securities were transferred from one level (as of August 31, 2017) to another.

See Notes to Schedule of Investments

Schedule of Investments Mid Cap Intrinsic Value Fund
(Unaudited) November 30, 2017

Number of Shares		Value† (000's)
Common Stocks 89.7%

Aerospace & Defense 5.7%
General Dynamics Corp.	15,650	$3,242
Orbital ATK, Inc.	10,900	1,438
Spirit AeroSystems Holdings, Inc. Class A	13,800	1,163
		5,843
Airlines 2.2%
American Airlines Group, Inc.	44,300	2,237

Banks 6.7%
BankUnited, Inc.	81,300	3,027
BB&T Corp.	30,600	1,512
Comerica, Inc.	27,700	2,308
		6,847
Building Products 2.5%
Johnson Controls International PLC	69,008	2,597

Capital Markets 1.6%
State Street Corp.	17,500	1,669

Chemicals 3.4%
Ashland Global Holdings, Inc.	20,400	1,509
Valvoline, Inc.	79,904	1,971
		3,480
Commercial Services & Supplies 2.0%
Covanta Holding Corp.	136,100	2,069

Communications Equipment 1.4%
Ciena Corp. *	67,300	1,464

Construction & Engineering 2.0%
Valmont Industries, Inc.	12,000	2,074

Electric Utilities 2.0%
Edison International	24,700	2,007

Electronic Equipment, Instruments & Components 2.6%
Flex Ltd. *	90,000	1,626
Itron, Inc. *	15,400	993
		2,619
Equity Real Estate Investment Trusts 2.2%
CoreCivic, Inc.	36,900	867
Invitation Homes, Inc.	58,200	1,371
		2,238
Food Products 2.2%
Hain Celestial Group, Inc. *	28,200	1,159
TreeHouse Foods, Inc. *	22,900	1,054
		2,213
Health Care Equipment & Supplies 3.0%
Zimmer Biomet Holdings, Inc.	26,400	3,091
Number of Shares		Value† (000's)
Health Care Providers & Services 4.3%
Envision Healthcare Corp. *	79,500	$2,538
Molina Healthcare, Inc. *	24,500	1,917
		4,455
Hotels, Restaurants & Leisure 1.5%
SeaWorld Entertainment, Inc. *	66,800	785
Wyndham Worldwide Corp.	7,000	787
		1,572
Household Durables 1.8%
Whirlpool Corp.	10,800	1,821

Independent Power and Renewable Electricity Producers 1.9%
AES Corp.	186,600	1,974

IT Services 4.4%
Amdocs Ltd.	14,500	946
Conduent, Inc. *	89,900	1,372
Teradata Corp. *	58,400	2,220
		4,538
Media 4.3%
CBS Corp. Class B	34,000	1,906
Lions Gate Entertainment Corp. Class A *	21,600	707
Lions Gate Entertainment Corp. Class B *	21,600	670
MSG Networks, Inc. Class A *	66,400	1,185
		4,468
Mortgage Real Estate Investment 1.8%
Starwood Property Trust, Inc.	86,200	1,869

Multi-Utilities 2.0%
CenterPoint Energy, Inc.	69,400	2,083

Multiline Retail 1.7%
Macy's, Inc.	72,500	1,725

Oil, Gas & Consumable Fuels 5.4%
Cabot Oil & Gas Corp.	80,000	2,316
ONEOK, Inc.	35,600	1,848
Williams Cos., Inc.	48,200	1,400
		5,564
Pharmaceuticals 3.6%
Perrigo Co. PLC	26,400	2,302
Teva Pharmaceutical Industries Ltd. ADR	94,200	1,396
		3,698
Road & Rail 0.9%
Avis Budget Group, Inc. *	24,000	914

Semiconductors & Semiconductor Equipment 4.0%
ON Semiconductor Corp. *	138,100	2,773
Number of Shares		Value† (000's)
Skyworks Solutions, Inc.	12,900	$1,351
		4,124
Software 4.4%
Check Point Software Technologies Ltd. *	23,800	2,482
Nuance Communications, Inc. *	129,900	2,019
		4,501
Specialty Retail 2.1%
Best Buy Co., Inc.	36,500	2,176

Technology Hardware, Storage & Peripherals 2.9%
Western Digital Corp.	38,036	2,999

Trading Companies & Distributors 3.2%
AerCap Holdings NV *	63,400	3,295

Total Common Stocks (Cost $75,514)		92,224

Rights 0.0%(a)

Food & Staples Retailing 0.0%(a)
Safeway, Inc. (Casa Ley) *(b)(d)	21,100	11
Safeway, Inc. (Property Development Centers) *(b)(c)(d)	21,100	0

Total Rights (Cost $22)		11

Short-Term Investment 11.4%

Investment Company 11.4%
State Street Institutional U.S. Government Money Market Fund Premier Class, 0.99% (e) (Cost $11,743)	11,742,788	11,743

Total Investments 101.1% (Cost $87,279)		103,978

Liabilities Less Other Assets (1.1)%		(1,118)

Net Assets 100.0%		$102,860

*	Non-income producing security.
(a)	Represents less than 0.05% of net assets.
(b)	Illiquid security.
(c)
Security fair valued as of November 30, 2017 in accordance with procedures approved by the Board of Trustees (the “Board”). Total value of all such securities at November 30, 2017 amounted to approximately $0, which represents 0.0% of net assets of the Fund.

See Notes to Schedule of Investments

Schedule of Investments Mid Cap Intrinsic Value Fund
(Unaudited) (cont’d)

(d)	Value determined using significant unobservable inputs.
(e)	Represents 7-day effective yield as of November 30, 2017.

See Notes to Schedule of Investments

Schedule of Investments Mid Cap Intrinsic Value Fund
(Unaudited) (cont’d)

The following is a summary, categorized by Level (see Notes to Schedule of Investments), of inputs used to value the Fund's investments as of November 30, 2017:

Asset Valuation Inputs
(000's omitted)	Level 1	Level 2	Level 3(b)	Total
Investments:
Common Stocks(a)	$92,224	$—	$—	$92,224
Rights(a)	—	—	11	11
Short-Term Investment	—	11,743	—	11,743
Total Investments	$92,224	$11,743	$11	$103,978

(a)	The Schedule of Investments provides information on the industry categorization for the portfolio.

(b)	The following is a reconciliation between the beginning and ending balances of investments in which unobservable inputs (Level 3) were used in determining value:

(000’s omitted)	Beginning balance, as of 9/1/2017	Accrued discounts/ (premiums)	Realized gain/(loss)	Change in unrealized appreciation/ (depreciation)	Purchases	Sales	Transfers into Level 3	Transfers out of Level 3	Balance as of 11/30/2017	Net change in unrealized appreciation/ (depreciation) from investments still held as of 11/30/2017
Investments in Securities:
Rights(c)
Food & Staples Retailing	$11	$—	$—	$—	$—	$—	$—	$—	$11	$—
Total	$11	$—	$—	$—	$—	$—	$—	$—	$11	$—

(c)
As of the period ended November 30, 2017, these securities were valued either based on a single quotation obtained from a dealer or using methods the Board has approved in the good-faith belief that the resulting valuation will reflect the fair-value of the security.  The Fund does not have access to unobservable inputs and therefore cannot disclose such inputs used in formulating such quotation.

 As of the period ended November 30, 2017, no securities were transferred from one level (as of August 31, 2017) to another.

See Notes to Schedule of Investments

Schedule of Investments Multi-Cap Opportunities Fund
(Unaudited) November 30, 2017

Number of Shares		Value† (000's)
Common Stocks 97.4%

Aerospace & Defense 3.6%
Boeing Co.	145,000	$40,136
Raytheon Co.	180,000	34,407
		74,543
Banks 5.1%
JPMorgan Chase & Co.	1,000,000	104,520

Building Products 1.3%
Masonite International Corp. *	365,000	26,882

Capital Markets 10.8%
Charles Schwab Corp.	1,225,000	59,768
Goldman Sachs Group, Inc.	375,000	92,865
Intercontinental Exchange, Inc.	975,000	69,663
		222,296
Chemicals 2.9%
Methanex Corp.	645,000	34,346
Scotts Miracle-Gro Co.	250,000	24,725
		59,071
Communications Equipment 6.9%
Cisco Systems, Inc.	1,650,000	61,545
Motorola Solutions, Inc.	870,000	81,876
		143,421
Construction Materials 1.9%
Martin Marietta Materials, Inc.	190,000	39,594

Containers & Packaging 3.0%
Ball Corp.	490,000	19,556
Sealed Air Corp.	870,000	41,803
		61,359
Diversified Financial Services 4.7%
Berkshire Hathaway, Inc. Class B *	505,000	97,470

Electrical Equipment 1.4%
Rockwell Automation, Inc.	145,000	27,997

Energy Equipment & Services 1.8%
Schlumberger Ltd.	580,000	36,453

Food & Staples Retailing 3.5%
US Foods Holding Corp. *	2,500,000	72,800

Food Products 3.2%
Hain Celestial Group, Inc. *	710,000	29,181
Mondelez International, Inc. Class A	860,000	36,928
		66,109
Health Care Equipment & Supplies 1.8%
Hill-Rom Holdings, Inc.	430,000	36,357

Health Care Providers & Services 7.0%
Aetna, Inc.	280,000	50,450
HCA Healthcare, Inc. *	840,000	71,400

See Notes to Schedule of Investments
Number of Shares		Value† (000's)
Henry Schein, Inc. *	320,000	$22,864
		144,714
Industrial Conglomerates 2.2%
3M Co.	190,000	46,197

Insurance 2.9%
Chubb Ltd.	395,000	60,083

Internet Software & Services 3.9%
Alphabet, Inc. Class C *	78,000	79,670

IT Services 2.2%
PayPal Holdings, Inc. *	600,000	45,438

Machinery 3.9%
Stanley Black & Decker, Inc.	475,000	80,574

Oil, Gas & Consumable Fuels 4.1%
Cabot Oil & Gas Corp.	1,525,000	44,149
EOG Resources, Inc.	400,000	40,928
		85,077
Pharmaceuticals 2.1%
Pfizer, Inc.	1,210,000	43,875

Professional Services 1.6%
Nielsen Holdings PLC	880,000	32,314

Road & Rail 2.9%
CSX Corp.	1,075,000	59,931

Semiconductors & Semiconductor Equipment 2.2%
Analog Devices, Inc.	525,000	45,208

Software 4.7%
Activision Blizzard, Inc.	505,000	31,512
Symantec Corp.	2,300,000	66,631
		98,143
Technology Hardware, Storage & Peripherals 4.2%
Apple, Inc.	328,000	56,367
NCR Corp. *	980,000	30,664
		87,031
Textiles, Apparel & Luxury Goods 1.6%
NIKE, Inc. Class B	550,000	33,231

Total Common Stocks (Cost $1,289,219)		2,010,358

Short-Term Investment 1.8%

Investment Company 1.8%
State Street Institutional Treasury Money Market Fund Premier Class, 1.02% (a) (Cost $37,411)	37,410,974	37,411
Value† (000's)
Total Investments 99.2% (Cost $1,326,630)	$2,047,769

Other Assets Less Liabilities 0.8%	16,747

Net Assets 100.0%	$2,064,516

*	Non-income producing security.
(a)	Represents 7-day effective yield as of November 30, 2017.

Schedule of Investments Multi-Cap Opportunities Fund
(Unaudited) (cont’d)

The following is a summary, categorized by Level (see Notes to Schedule of Investments), of inputs used to value the Fund's investments as of November 30, 2017:

Asset Valuation Inputs
(000's omitted)	Level 1	Level 2	Level 3	Total
Investments:
Common Stocks(a)	$2,010,358	$—	$—	$2,010,358
Short-Term Investment	—	37,411	—	37,411
Total Investments	$2,010,358	$37,411	$—	$2,047,769

(a)	The Schedule of Investments provides information on the industry categorization for the portfolio.

As of the period ended November 30, 2017, no securities were transferred from one level (as of August 31, 2017) to another.

See Notes to Schedule of Investments

Schedule of Investments Real Estate Fund
(Unaudited) November 30, 2017

Number of Shares		Value† (000's)
Common Stocks 98.8%

Apartments 11.7%
Apartment Investment & Management Co. Class A	236,550	$10,429
Equity Residential	291,950	19,508
Essex Property Trust, Inc.	64,175	15,851
Mid-America Apartment Communities, Inc.	132,497	13,573
		59,361
Data Centers 8.3%
CoreSite Realty Corp.	109,575	12,434
CyrusOne, Inc.	119,750	7,276
Equinix, Inc.	48,384	22,474
		42,184
Diversified 1.6%
Vornado Realty Trust	106,323	8,253

Free Standing 1.0%
National Retail Properties, Inc.	120,675	4,956

Health Care 8.2%
Healthcare Trust of America, Inc. Class A	324,125	9,915
Ventas, Inc.	244,180	15,630
Welltower, Inc.	238,915	16,117
		41,662
Hotels, Restaurants & Leisure 3.3%
Marriott International, Inc. Class A	129,640	16,464

Industrial 7.9%
DCT Industrial Trust, Inc.	167,650	10,082
Prologis, Inc.	377,318	24,990
Rexford Industrial Realty, Inc.	165,250	5,184
		40,256
Infrastructure 14.8%
American Tower Corp.	249,875	35,965
Crown Castle International Corp.	215,255	24,324
SBA Communications Corp. *	85,380	14,493
		74,782
Manufactured Homes 2.2%
Equity LifeStyle Properties, Inc.	122,935	11,102

Office 9.7%
Alexandria Real Estate Equities, Inc.	101,735	12,927
Boston Properties, Inc.	104,684	13,125
Douglas Emmett, Inc.	334,765	13,494
Highwoods Properties, Inc.	185,350	9,414
		48,960
Number of Shares		Value† (000's)
Real Estate Management & Development 2.2%
Brookfield Asset Management, Inc. Class A	266,815	$11,073

Regional Malls 11.2%
GGP, Inc.	764,683	17,970
Simon Property Group, Inc.	205,098	33,175
Taubman Centers, Inc.	96,100	5,640
		56,785
Self Storage 4.1%
Extra Space Storage, Inc.	160,430	13,694
Public Storage	34,025	7,252
		20,946
Shopping Centers 4.3%
Federal Realty Investment Trust	54,450	7,199
Kimco Realty Corp.	436,220	8,079
Regency Centers Corp.	99,207	6,727
		22,005
Single Family Homes 3.7%
American Homes 4 Rent Class A	411,725	8,844
Invitation Homes, Inc.	415,481	9,784
		18,628
Specialty 1.0%
EPR Properties	71,250	4,832

Timber 3.6%
Weyerhaeuser Co.	515,449	18,237

Total Common Stocks (Cost $451,866)		500,486

Short-Term Investment 1.3%

Investment Company 1.3%
State Street Institutional U.S. Government Money Market Fund Premier Class, 0.99% (a) (Cost $6,756)	6,755,949	6,756

Total Investments 100.1% (Cost $458,622)		507,242

Liabilities Less Other Assets (0.1)%		(648)

Net Assets 100.0%		$506,594

*	Non-income producing security.
(a)	Represents 7-day effective yield as of November 30, 2017.

See Notes to Schedule of Investments

Schedule of Investments Real Estate Fund
(Unaudited) (cont’d)

The following is a summary, categorized by Level (see Notes to Schedule of Investments), of inputs used to value the Fund's investments as of November 30, 2017:

Asset Valuation Inputs
(000's omitted)	Level 1	Level 2	Level 3	Total
Investments:
Common Stocks(a)	$500,486	$—	$—	$500,486
Short-Term Investment	—	6,756	—	6,756
Total Investments	$500,486	$6,756	$—	$507,242

(a)	The Schedule of Investments provides information on the sector categorization for the portfolio.

 As of the period ended November 30, 2017, no securities were transferred from one level (as of August 31, 2017) to another.

See Notes to Schedule of Investments

Schedule of Investments Small Cap Growth Fund
(Unaudited) November 30, 2017

Number of Shares		Value† (000's)
Common Stocks 98.9%

Aerospace & Defense 5.2%
HEICO Corp. Class A	15,000	$1,138
KLX, Inc. *	13,000	729
Mercury Systems, Inc. *	15,000	783
Teledyne Technologies, Inc. *	7,000	1,304
		3,954
Auto Components 0.5%
LCI Industries	3,000	393

Banks 3.7%
Pinnacle Financial Partners, Inc.	15,181	1,042
Seacoast Banking Corp. of Florida *	48,500	1,262
TCF Financial Corp.	25,000	508
		2,812
Beverages 1.1%
MGP Ingredients, Inc.	11,700	870

Biotechnology 16.9%
Adamas Pharmaceuticals, Inc. *	23,000	854
Agios Pharmaceuticals, Inc. *	12,000	738
Amarin Corp. PLC ADR *	100,000	327
Amicus Therapeutics, Inc. *	66,000	919
Array BioPharma, Inc. *	95,700	1,077
Bluebird Bio, Inc. *	5,300	916
Dynavax Technologies Corp. *	25,000	500
Exelixis, Inc. *	18,500	501
Fate Therapeutics, Inc. *	51,250	225
Halozyme Therapeutics, Inc. *	40,000	747
Neurocrine Biosciences, Inc. *	16,000	1,150
Portola Pharmaceuticals, Inc. *	18,500	939
Puma Biotechnology, Inc. *	13,000	1,377
Sage Therapeutics, Inc. *	2,500	231
Sangamo Therapeutics, Inc. *	35,000	567
Sarepta Therapeutics, Inc. *	24,500	1,364
TESARO, Inc. *	6,500	550
		12,982
Chemicals 0.8%
Ferro Corp. *	24,000	608

Commercial Services & Supplies 4.0%
Advanced Disposal Services, Inc. *	31,000	723
Brink's Co.	13,000	1,051
Number of Shares		Value† (000's)
Healthcare Services Group, Inc.	25,000	$1,299
		3,073
Communications Equipment 1.8%
Lumentum Holdings, Inc. *	25,700	1,389
Consumer Finance 0.8%
Green Dot Corp. Class A *	10,000	618

Containers & Packaging 0.8%
Greif, Inc. Class A	11,000	600

Diversified Consumer Services 3.1%
Bright Horizons Family Solutions, Inc. *	8,000	712
Chegg, Inc. *	46,000	700
Grand Canyon Education, Inc. *	10,000	949
		2,361
Electronic Equipment, Instruments & Components 1.3%
Universal Display Corp.	5,300	959

Equity Real Estate Investment Trusts 1.0%
CyrusOne, Inc.	12,500	760

Health Care Equipment & Supplies 8.6%
AxoGen, Inc. *	40,000	1,068
Entellus Medical, Inc. *	48,748	830
Insulet Corp. *	9,000	646
Invacare Corp.	50,000	877
iRhythm Technologies, Inc. *	6,000	333
Merit Medical Systems, Inc. *	18,000	782
Oxford Immunotec Global PLC *	99,106	1,476
Tactile Systems Technology, Inc. *	20,000	597
		6,609
Health Care Providers & Services 1.2%
Tivity Health, Inc. *	25,500	938

Health Care Technology 0.8%
Medidata Solutions, Inc. *	9,500	633

Hotels, Restaurants & Leisure 5.6%
Eldorado Resorts, Inc. *	29,000	887
Hilton Grand Vacations, Inc. *	20,000	799
Marcus Corp.	25,000	703
Planet Fitness, Inc. Class A *	29,000	939
Texas Roadhouse, Inc.	19,000	970
		4,298
Household Durables 0.6%
Cavco Industries, Inc. *	3,000	459

Insurance 1.4%
Primerica, Inc.	10,000	1,040
Number of Shares		Value† (000's)
Internet Software & Services 8.4%
Five9, Inc. *	45,500	$1,115
Hortonworks, Inc. *	46,700	888
LogMeIn, Inc.	10,400	1,238
Nutanix, Inc. Class A *	22,500	738
Q2 Holdings, Inc. *	39,500	1,653
Wix.com Ltd. *	14,700	807
		6,439
IT Services 1.7%
Euronet Worldwide, Inc. *	13,000	1,188
Switch, Inc. Class A *	5,900	101
		1,289
Life Sciences Tools & Services 1.2%
Bio-Rad Laboratories, Inc. Class A *	3,500	950

Machinery 4.9%
Gardner Denver Holdings, Inc. *	25,000	810
Hyster-Yale Materials Handling, Inc.	5,000	424
John Bean Technologies Corp.	12,500	1,497
Meritor, Inc. *	15,000	375
Milacron Holdings Corp. *	35,500	626
		3,732
Media 0.6%
Cable One, Inc.	600	412
WideOpenWest, Inc. *	3,700	37
		449
Multiline Retail 0.8%
Ollie's Bargain Outlet Holdings, Inc. *	13,500	641

Oil, Gas & Consumable Fuels 1.6%
Jagged Peak Energy, Inc. *	46,500	706
Matador Resources Co. *	17,500	500
		1,206
Pharmaceuticals 2.3%
Aerie Pharmaceuticals, Inc. *	18,000	1,156
Pacira Pharmaceuticals, Inc. *	13,000	601
		1,757
Professional Services 1.3%
WageWorks, Inc. *	15,000	962

Road & Rail 2.0%
Genesee & Wyoming, Inc. Class A *	11,000	867
Saia, Inc. *	10,000	658
		1,525

See Notes to Schedule of Investments

Schedule of Investments Small Cap Growth Fund
(Unaudited) (cont’d)

Number of Shares		Value† (000's)
Semiconductors & Semiconductor Equipment 2.1%
Monolithic Power Systems, Inc.	13,600	$1,610

Software 9.0%
Callidus Software, Inc. *	32,500	952
Descartes Systems Group, Inc. *	43,500	1,207
ForeScout Technologies, Inc. *	4,600	111
HubSpot, Inc. *	19,300	1,562
Proofpoint, Inc. *	19,500	1,756
RingCentral, Inc. Class A *	27,300	1,287
		6,875
Specialty Retail 1.7%
Burlington Stores, Inc. *	5,000	532
Five Below, Inc. *	12,000	741
		1,273
Tobacco 0.7%
Turning Point Brands, Inc.	33,000	576

Trading Companies & Distributors 1.4%
Air Lease Corp.	25,000	1,083

Total Common Stocks (Cost $64,154)		75,723

Short-Term Investment 1.3%

Investment Company 1.3%
State Street Institutional U.S. Government Money Market Fund Premier Class, 0.99% (a) (Cost $1,025)	1,025,487	1,025

Total Investments 100.2% (Cost $65,179)		76,748

Liabilities Less Other Assets (0.2)%		(139)

Net Assets 100.0%		$76,609

*	Non-income producing security.
(a)	Represents 7-day effective yield as of November 30, 2017.

See Notes to Schedule of Investments

Schedule of Investments Small Cap Growth Fund
(Unaudited) (cont’d)

The following is a summary, categorized by Level (see Notes to Schedule of Investments), of inputs used to value the Fund's investments as of November 30, 2017:

Asset Valuation Inputs
(000's omitted)	Level 1	Level 2	Level 3	Total
Investments:
Common Stocks(a)	$75,723	$—	$—	$75,723
Short-Term Investment	—	1,025	—	1,025
Total Investments	$75,723	$1,025	$—	$76,748

(a)	The Schedule of Investments provides information on the industry categorization for the portfolio.

As of the period ended November 30, 2017, no securities were transferred from one level (as of August 31, 2017) to another.

See Notes to Schedule of Investments

Schedule of Investments Socially Responsive Fund
(Unaudited) November 30, 2017

Number of Shares		Value† (000's)
Common Stocks 98.8%
Airlines 2.4%
Ryanair Holdings PLC ADR *	493,427	$60,168

Auto Components 3.6%
Delphi Automotive PLC	848,474	88,810

Banks 5.4%
JPMorgan Chase & Co.	646,643	67,587
U.S. Bancorp	1,195,745	65,945
		133,532
Capital Markets 3.4%
Intercontinental Exchange, Inc.	1,168,329	83,477

Communications Equipment 3.2%
Motorola Solutions, Inc.	472,331	44,451
NetScout Systems, Inc. *	1,146,939	35,613
		80,064
Consumer Finance 2.9%
American Express Co.	731,212	71,447

Energy Equipment & Services 2.4%
Schlumberger Ltd.	949,998	59,707

Equity Real Estate Investment Trust 2.7%
Weyerhaeuser Co.	1,894,745	67,036

Food & Staples Retailing 3.1%
Kroger Co.	2,996,700	77,495

Health Care Equipment & Supplies 8.9%
Becton, Dickinson & Co.	375,126	85,608
Danaher Corp.	810,980	76,524
Medtronic PLC	692,637	56,886
		219,018
Health Care Providers & Services 4.6%
AmerisourceBergen Corp.	948,779	80,475
Premier, Inc. Class A *	1,117,659	32,435
		112,910
Household Durables 2.8%
Newell Brands, Inc.	2,264,407	70,129

Industrial Conglomerates 2.2%
3M Co.	227,030	55,200

Insurance 4.8%
Progressive Corp.	2,211,040	117,583

Internet Software & Services 5.9%
Alphabet, Inc. Class A *	70,359	72,904
eBay, Inc. *	2,102,701	72,901
		145,805
IT Services 5.4%
Cognizant Technology Solutions Corp. Class A	1,003,127	72,506
Mastercard, Inc. Class A	405,994	61,090
		133,596
Media 3.5%
Comcast Corp. Class A	2,264,197	84,998
Number of Shares		Value† (000's)
Oil, Gas & Consumable Fuels 5.3%
Cimarex Energy Co.	186,001	$21,597
EQT Corp.	1,007,502	60,047
Noble Energy, Inc.	1,858,424	48,876
		130,520
Personal Products 3.3%
Unilever NV	1,393,523	80,462

Pharmaceuticals 2.1%
Roche Holding AG	202,518	51,095

Road & Rail 2.1%
J.B. Hunt Transport Services, Inc.	466,444	51,841

Semiconductors & Semiconductor Equipment 5.4%
Texas Instruments, Inc.	1,357,158	132,038

Software 2.2%
Intuit, Inc.	347,471	54,629

Specialty Chemicals 2.1%
Novozymes A/S B Shares	937,697	50,746

Specialty Retail 2.8%
Advance Auto Parts, Inc.	689,371	69,626

Textiles, Apparel & Luxury Goods 1.5%
Gildan Activewear, Inc.	1,150,759	36,525

Trading Companies & Distributors 4.8%
Fastenal Co.	561,464	29,415
W.W. Grainger, Inc.	400,643	88,666
		118,081
Total Common Stocks (Cost $1,692,883)		2,436,538

Short-Term Investments 1.1%

Principal Amount
Certificates of Deposit 0.0%(a)
Carver Federal Savings Bank Self Help Credit Union, 0.10%, due 12/23/17	100,000	100
Self Help Credit Union, 0.25%, due 12/29/17	250,000	250
Self Help Credit Union, 0.25%, due 02/16/18	250,000	250
		600

Number of Shares
Investment Company 1.1%
State Street Institutional Treasury Money Market Fund Premier Class, 1.02% (b)	26,282,043	26,282

Total Short-Term Investments (Cost $26,882)		26,882
Value† (000's)
Total Investments 99.9% (Cost $1,719,765)	$2,463,420

Other Assets Less Liabilities 0.1%	1,389

Net Assets 100.0%	$2,464,809

*	Non-income producing security.
(a)	Represents less than 0.05% of net assets.
(b)	Represents 7-day effective yield as of November 30, 2017.

See Notes to Schedule of Investments

Schedule of Investments Socially Responsive Fund
(Unaudited) (cont’d)

The following is a summary, categorized by Level (see Notes to Schedule of Investments), of inputs used to value the Fund's investments as of November 30, 2017:

Asset Valuation Inputs
(000's omitted)	Level 1	Level 2	Level 3	Total
Investments:
Common Stocks(a)	$2,436,538	$—	$—	$2,436,538
Short-Term Investments	—	26,882	—	26,882
Total Investments	$2,436,538	$26,882	$—	$2,463,420

(a)	The Schedule of Investments provides information on the industry categorization for the portfolio.

 As of the period ended November 30, 2017, no securities were transferred from one level (as of August 31, 2017) to another.

See Notes to Schedule of Investments

Schedule of Investments Value Fund
(Unaudited) November 30, 2017

Number of Shares		Value† (000's)
Common Stocks 95.3%

Airlines 0.5%
Delta Air Lines, Inc.	1,652	$87

Banks 17.7%
Bank of America Corp. (a)	12,774	360
Citigroup, Inc.	6,804	514
Comerica, Inc.	1,310	109
JPMorgan Chase & Co. (a)	9,542	997
M&T Bank Corp.	2,346	396
PNC Financial Services Group, Inc.	3,249	457
U.S. Bancorp	3,123	172
		3,005
Capital Markets 3.7%
Charles Schwab Corp.	1,613	79
CME Group, Inc.	2,091	312
Goldman Sachs Group, Inc.	957	237
		628
Chemicals 1.2%
Mosaic Co.	1,185	29
Potash Corp. of Saskatchewan, Inc.	1,969	39
Praxair, Inc.	904	139
		207
Construction & Engineering 0.4%
Fluor Corp.	1,420	69

Containers & Packaging 1.1%
Crown Holdings, Inc. *	3,133	187

Diversified Financial Services 2.9%
Berkshire Hathaway, Inc. Class B *	2,569	496

Diversified Telecommunication Services 1.0%
Verizon Communications, Inc.	3,436	175

Electric Utilities 6.9%
Alliant Energy Corp.	1,566	71
American Electric Power Co., Inc.	3,926	305
Duke Energy Corp.	1,130	101
Entergy Corp.	1,067	92
Exelon Corp.	12,536	523
FirstEnergy Corp.	2,444	83
		1,175
Electrical Equipment 0.7%
Eaton Corp. PLC	1,042	81
Rockwell Automation, Inc.	175	34
		115
Equity Real Estate Investment Trusts 3.0%
American Homes 4 Rent Class A	1,939	42
Boston Properties, Inc.	1,238	155
Equity Residential	1,502	100
Essex Property Trust, Inc.	272	67
Prologis, Inc.	2,261	150
		514
Number of Shares		Value† (000's)
Food & Staples Retailing 4.4%
Wal-Mart Stores, Inc.	7,808	$759

Food Products 2.1%
Mondelez International, Inc. Class A	8,179	351

Health Care Equipment & Supplies 2.4%
Abbott Laboratories (a)	4,031	227
Danaher Corp.	1,948	184
		411
Hotels, Restaurants & Leisure 4.3%
Carnival Corp.	10,559	693
MGM Resorts International	1,085	37
		730
Household Durables 0.0%(b)
Lennar Corp. B Shares	1	0(c)

Household Products 3.9%
Procter & Gamble Co.	7,311	658

Industrial Conglomerates 1.5%
3M Co.	1,082	263

Insurance 3.8%
American International Group, Inc.	3,078	185
Athene Holding Ltd. Class A *	4,496	216
Lincoln National Corp.	2,040	156
MetLife, Inc.	1,677	90
		647
IT Services 0.5%
Paychex, Inc.	1,283	86

Machinery 1.0%
WABCO Holdings, Inc. *	1,181	177

Metals & Mining 5.3%
Newmont Mining Corp.	24,279	898

Multi-Utilities 1.9%
DTE Energy Co.	896	104
NiSource, Inc.	7,822	215
		319
Multiline Retail 0.4%
Kohl's Corp.	1,499	72

Oil, Gas & Consumable Fuels 9.7%
Cabot Oil & Gas Corp.	19,396	562
Chevron Corp.	1,400	167
EOG Resources, Inc.	996	102
EQT Corp.	2,324	138
Exxon Mobil Corp.	5,389	449
Occidental Petroleum Corp.	964	68
Phillips 66	1,684	164
		1,650
Personal Products 0.8%
Estee Lauder Cos., Inc. Class A	1,092	136

Pharmaceuticals 9.4%
Eli Lilly & Co.	872	74
Johnson & Johnson	5,015	699
Merck & Co., Inc.	2,904	160
Number of Shares		Value† (000's)
Pfizer, Inc.	18,300	$664
		1,597
Semiconductors & Semiconductor Equipment 1.4%
Intel Corp.	1,534	69
NXP Semiconductors NV *	1,466	166
		235
Specialty Retail 1.7%
Gap, Inc.	4,077	132
L Brands, Inc.	2,722	152
		284
Textiles, Apparel & Luxury Goods 1.7%
NIKE, Inc. Class B	1,261	76
Ralph Lauren Corp.	556	53
VF Corp.	2,176	159
		288
Total Common Stocks (Cost $13,963)		16,219

Short-Term Investment 4.6%

Investment Company 4.6%
State Street Institutional Treasury Money Market Fund Premier Class, 1.02% (d) (Cost $778)	777,745	778

Total Investments 99.9% (Cost $14,741)		16,997

Other Assets Less Liabilities (e) 0.1%		13

Net Assets 100.0%		$17,010

*	Non-income producing security.
(a)	All or a portion of the security is pledged as collateral for options written.
(b)	Represents less than 0.05% of net assets.
(c)	Amount less than one thousand.
(d)	Represents 7-day effective yield as of November 30, 2017.
(e)	Includes the impact of the Fund's open positions in derivatives at November 30, 2017.

See Notes to Schedule of Investments

Schedule of Investments Value Fund
(Unaudited) (cont’d)

Derivative Instruments

Written option contracts ("options written")

At November 30, 2017, the Fund had outstanding options written as follows:

Description	Number of Contracts	Notional Amount	Exercise Price	Expiration Date	Value
Calls
Banks
Bank of America Corp.	60	$(169,020)	$25	1/19/2018	$(20,850)
Diversified Financial Services
Berkshire Hathaway, Inc.	23	(443,923)	175	1/19/2018	(44,218)
Oil, Gas & Consumable Fuels
Chevron Corp.	14	(166,586)	100	1/19/2018	(27,160)
Total Options Written (premiums received: $54,867)					$(92,228)

At November 30, 2017, the Fund had securities pledged in the amount of $424,164 to cover collateral requirements for options written.

See Notes to Schedule of Investments

Schedule of Investments Value Fund
(Unaudited) (cont’d)

The following is a summary, categorized by Level (see Notes to Schedule of Investments), of inputs used to value the Fund's investments as of November 30, 2017:

Asset Valuation Inputs
(000's omitted)	Level 1	Level 2	Level 3	Total
Investments:
Common Stocks(a)	$16,219	$—	$—	$16,219
Short-Term Investment	—	778	—	778
Total Investments	$16,219	$778	$—	$16,997

(a)	The Schedule of Investments provides information on the industry categorization for the portfolio.

As of the period ended November 30, 2017, no securities were transferred from one level (as of August 31, 2017) to another.

The following is a summary, categorized by Level (see Notes to Schedule of Investments), of inputs used to value the Fund's derivatives as of November 30, 2017:

Other Financial Instruments
(000's omitted)	Level 1	Level 2	Level 3(a)	Total
Options Written
Liabilities	$(92)	$—	$—	$(92)
Total	$(92)	$—	$—	$(92)

(a)	The following is a reconciliation between the beginning and ending balances of investments in which unobservable inputs (Level 3) were used in determining value:

	Beginning balance, as of 9/1/2017	Accrued discounts/ (premiums)	Realized gain/ (loss)	Change in unrealized appreciation/ (depreciation)	Purchases	Sales	Transfers into Level 3	Transfers out of Level 3	Balance, as of 11/30/2017	Net change in unrealized appreciation/ (depreciation) from investments still held as of 11/30/2017
Other Financial Instruments: (000’s omitted)
Options Written(b)	$(0)	$-	$3	$(3)	$0	$-	$-	$-	$-	$-
Total	$(0)	$-	$3	$(3)	$0	$-	$-	$-	$-	$-

(b)
At the beginning of the period these investments were valued using methods the Fund’s Board of Trustees (the “Board”) has approved in the good-faith belief that the resulting valuation will reflect the fair value of the security. The Fund held no Level 3 investments at November 30, 2017.

See Notes to Schedule of Investments

                                                                                                                                                                            November 30, 2017
Notes to Schedule of Investments (Unaudited)

†
In accordance with Accounting Standards Codification (“ASC”) 820 “Fair Value Measurement” (“ASC 820”), all investments held by each of Neuberger Berman Dividend Growth Fund, Neuberger Berman Emerging Markets Equity Fund, Neuberger Berman Equity Income Fund, Neuberger Berman Focus Fund, Neuberger Berman Genesis Fund, Neuberger Berman Global Equity Fund), Neuberger Berman Global Real Estate Fund, Neuberger Berman Greater China Equity Fund, Neuberger Berman Guardian Fund, Neuberger Berman International Equity Fund, Neuberger Berman International Select Fund, Neuberger Berman International Small Cap Fund, Neuberger Berman Intrinsic Value Fund, Neuberger Berman Large Cap Value Fund, Neuberger Berman Mid Cap Growth Fund, Neuberger Berman Mid Cap Intrinsic Value Fund, Neuberger Berman Multi-Cap Opportunities Fund, Neuberger Berman Real Estate Fund,  Neuberger Berman Small Cap Growth Fund, Neuberger Berman Socially Responsive Fund and Neuberger Berman Value Fund (each individually a “Fund,” and collectively, the “Funds”) are carried at the value that Neuberger Berman Investment Advisers LLC (“Management”) believes a Fund would receive upon selling an investment in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment under current market conditions. Various inputs, including the volume and level of activity for the asset or liability in the market, are considered in valuing the Funds’ investments, some of which are discussed below. Significant Management judgment may be necessary to value investments in accordance with ASC 820.

ASC 820 established a three-tier hierarchy of inputs to create a classification of value measurements for disclosure purposes. The three-tier hierarchy of inputs is summarized in the three broad Levels listed below.

	•	Level 1 – quoted prices in active markets for identical investments
	•	Level 2 – other observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, amortized cost, etc.)
	•	Level 3 – unobservable inputs (including a Fund’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing an investment are not necessarily an indication of the risk associated with investing in those securities.

The value of the Funds’ investments in equity securities, preferred stocks, exchange-traded options purchased and options written, convertible preferred stocks and rights and exchange-traded funds, for which market quotations are readily available, is generally determined by Management by obtaining valuations from independent pricing services based on the latest sale price quoted on a principal exchange or market for that security (Level 1 inputs).

Securities traded primarily on the NASDAQ Stock Market are normally valued at the NASDAQ Official Closing Price (“NOCP”) provided by NASDAQ each business day. The NOCP is the most recently reported price as of 4:00:02 p.m., Eastern Time, unless that price is outside the range of the “inside” bid and asked prices (i.e., the bid and asked prices that dealers quote to each other when trading for their own accounts); in that case, NASDAQ will adjust the price to equal the inside bid or asked price, whichever is closer. Because of delays in reporting trades, the NOCP may not be based on the price of the last trade to occur before the market closes. If there is no sale of a security on a particular day, the independent pricing services may value the security based on market quotations.

The value of the Funds’ investments in convertible bonds is determined by Management primarily by obtaining valuations from independent pricing services based on readily available bid quotations or, if quotations are not available, by methods which include various considerations such as underlying stock data, conversion premiums, listed bond and preferred stock prices and other market information that may include trade execution data and sensitivity analysis and adjustments (generally Level 2 inputs), when available.

The value of participatory notes is determined by Management by obtaining valuations from independent pricing services based on the underlying equity security and applicable exchange rate (Level 1 inputs).

For information on the Funds’ significant accounting policies, please refer to the Funds’ most recent shareholder reports.

Management has developed a process to periodically review information provided by independent pricing services for all types of securities.

Certificates of deposit are valued at amortized cost (Level 2 inputs).

Investments in non-exchange traded investment companies are valued using the respective fund’s daily calculated net asset value per share (Level 2 inputs).

If a valuation is not available from an independent pricing service, or if Management has reason to believe that the valuation received does not represent the amount a Fund might reasonably expect to receive on a current sale in an orderly transaction, Management seeks to obtain quotations from brokers or dealers (generally considered Level 2 or Level 3 inputs depending on the number of quotes available). If such quotations are not readily available, the security is valued using methods the Neuberger Berman Equity Funds Board of Trustees (the”Board”) has approved in the good-faith belief that the resulting valuation will reflect the fair value of the security. Numerous factors may be considered when determining the fair value of a security based on Level 2 or Level 3 inputs, including available analyst, media or other reports, securities within the same industry with recent highly correlated performance, trading in futures or American Depositary Receipts and whether the issuer of the security being fair valued has other securities outstanding.

The value of the Funds’ investments in foreign securities is generally determined using the same valuation methods and inputs as other Fund investments, as discussed above. Foreign security prices expressed in local currency values are normally translated from the local currency into U.S. dollars using the exchange rates as of 4:00 p.m., Eastern Time on days the New York Stock Exchange is open for business. The Board has approved the use of Interactive Data Pricing and Reference Data LLC (“Interactive”) to assist in determining the fair value of foreign equity securities when changes in the value of a certain index suggest that the closing prices on the foreign exchanges may no longer represent the amount that a Fund could expect to receive for those securities or on days when foreign markets are closed and U.S. markets are open. In each of these events, Interactive will provide adjusted prices for certain foreign equity securities using a statistical analysis of historical correlations of multiple factors (Level 2 inputs). The Board has also approved the use of Interactive to evaluate the prices of foreign debt securities as of the time as of which a Fund’s share price is calculated. Interactive utilizes benchmark spread and yield curves and evaluates available market activity from the local close to the time as of which a Fund’s share price is calculated (Level 2 inputs) to assist in determining prices for certain foreign debt securities. In the case of both foreign equity and foreign debt securities, in the absence of precise information about the market values of these foreign securities as of the time as of which a Fund’s share price is calculated, the Board has determined on the basis of available data that prices adjusted or evaluated in this way are likely to be closer to the prices a Fund could realize on a current sale than are the prices of those securities established at the close of the foreign markets in which the securities primarily trade.

Fair value prices are necessarily estimates, and there is no assurance that such a price will be at or close to the price at which the security is next quoted or next trades.

For information on the Funds’ significant accounting policies, please refer to the Funds’ most recent shareholder reports.

Item 2. Controls and Procedures.

(a)
Based on an evaluation of the disclosure controls and procedures (as defined in Rule 30a-3(c) under the 1940 Act), as of a date within 90 days of the filing date of this report, the Chief Executive Officer and President and the Treasurer and Principal Financial and Accounting Officer of the Registrant have concluded that such disclosure controls and procedures are effectively designed to ensure that information required to be disclosed by the Registrant on Form N-Q is accumulated and communicated to the Registrant’s management to allow timely decisions regarding required disclosure.

(b)
There were no significant changes in the Registrant’s internal controls over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the Registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 3. Exhibits.

The certifications required by Rule 30a-2(a) of the 1940 Act are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.
Neuberger Berman Equity Funds

By: /s/ Robert Conti
Robert Conti
Chief Executive Officer and President
Date:  January 29, 2018
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.
By: /s/ Robert Conti
Robert Conti
Chief Executive Officer and President

Date:  January 29, 2018
By: /s/ John M. McGovern
John M. McGovern
Treasurer and Principal Financial
and Accounting Officer

Date:  January 29, 2018